CITISELECT(R) VIP PORTFOLIOS
                   ----------------------------------------
                   CITISELECT(R) VIP FOLIO 200 CONSERVATIVE
                     CITISELECT(R) VIP FOLIO 300 BALANCED
                      CITISELECT(R) VIP FOLIO 400 GROWTH
                    CITISELECT(R) VIP FOLIO 500 GROWTH PLUS

                                 CITIFUNDS(R)
                                 ------------
                         SMALL CAP GROWTH VIP PORTFOLIO


                                  ANNUAL REPORT
                                DECEMBER 31, 2000





              -----------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

TABLE OF CONTENTS

CITISELECT(R) VIP PORTFOLIOS
 ................................................................................
Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Performance                                                               4
 ................................................................................
Portfolio of Investments                                                       8
 ................................................................................
Statements of Assets and Liabilities                                          35
 ................................................................................
Statements of Operations                                                      36
 ................................................................................
Statements of Changes in Net Assets                                           37
 ................................................................................
Financial Highlights                                                          39
 ................................................................................
Notes to Financial Statements                                                 41
 ................................................................................
Independent Auditors' Report                                                  48
 ................................................................................


CITIFUNDS(R) SMALL CAP GROWTH VIP PORTFOLIO

Letter to Our Shareholders                                                    49
 ................................................................................
Portfolio Environment and Outlook                                             50
 ................................................................................
Fund Performance                                                              51
 ................................................................................
Portfolio of Investments                                                     52
 ................................................................................
Statement of Assets and Liabilities                                           54
 ................................................................................
Statement of Operations                                                       54
 ................................................................................
Statement of Changes in Net Assets                                            55
 ................................................................................
Financial Highlights                                                          56
 ................................................................................
Notes to Financial Statements                                                 57
 ................................................................................
Independent Auditor's Report                                                  60
 ................................................................................

                         CITISELECT(R) VIP PORTFOLIOS

                   CITISELECT(R) VIP FOLIO 200 CONSERVATIVE
                     CITISELECT(R) VIP FOLIO 300 BALANCED
                      CITISELECT(R) VIP FOLIO 400 GROWTH
                    CITISELECT(R) VIP FOLIO 500 GROWTH PLUS

                           LETTER TO OUR SHAREHOLDERS



Dear CitiSelect VIP Portfolios Shareholder:

   We are pleased to present this annual report for the CitiSelect(R) VIP Portfolios for the year ended December 31, 2000. Inside, the CitiSelect(R) VIP Portfolios' investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed and its outlook for the future.

   Thank you for your participation in the CitiSelect VIP Portfolios. We have been happy to serve your investment needs in these challenging times.

Sincerely,


/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
January 5, 2001

PORTFOLIO ENVIRONMENT AND OUTLOOK

   When the U.S. economy was growing robustly during the first half of 2000, the stock market also generally grew. The market leaders early in this period were the growth-oriented stocks that many investors expected would benefit most from a strong economy. However, the Federal Reserve Board ("Fed") continued to move toward a more restrictive monetary policy during the first six months of 2000, raising short-term interest rates three times for a total increase of 1% in an effort to constrain economic growth and forestall long-dormant inflationary pressures.

   THE FED'S MONETARY POLICIES APPARENTLY WERE EFFECTIVE, BECAUSE THE SECOND HALF OF 2000 SAW AN ECONOMIC SLOWDOWN IN THE U.S. With these slowing economic conditions, many investors sold growth-oriented stocks amid growing concerns that a slower U.S. economy might adversely affect corporate earnings. Investor sentiment shifted instead to long-neglected value stocks that they believed were selling at more reasonable prices relative to their earnings. For its part, the Fed held interest rates steady throughout the second half of the year.

   THESE SHIFTS IN ECONOMIC GROWTH, MONETARY POLICY AND INVESTOR SENTIMENT MADE 2000 A HIGHLY VOLATILE YEAR FOR THE U.S. STOCK MARKET. In fact, performance was widely divergent between large capitalization stocks and mid capitalization stocks, with mid-cap stocks providing far better returns. That's mainly because many investors, in their search for earnings growth, turned away from the largest, best known and most highly valued companies and toward smaller, lesser known companies.

   PERHAPS ONE OF THE MOST NOTABLE STOCK MARKET TRENDS OF 2000 WAS THE SHARP DECLINE IN THE SHARES OF MANY TECHNOLOGY AND TELECOMMUNICATIONS COMPANIES THAT WERE PREVIOUSLY STOCK MARKET LEADERS. After five years of producing annualized gains of more than 20%, the technology-laden Nasdaq Composite Index fell nearly 50% between its March 2000 high and its December 2000 low. Many analysts attribute the technology industry group's weakness to unrestrained investor enthusiasm for companies that they believed would prosper in the "New Economy."

   During 1999, many investors bid up the prices of these stocks to such extremely high valuations that some investment professionals thought this was a speculative bubble just waiting to burst. Among the beneficiaries of this early investor enthusiasm for technology were many Internet-related companies that had yet to earn a profit, but were the subject of popular speculation that they might one day become industry leaders.

   THE ENTHUSIASM FOR TECHNOLOGY STOCKS CONTINUED INTO THE FIRST QUARTER OF 2000, WHILE OTHER AREAS OF THE STOCK MARKET LANGUISHED. For example, value oriented industry groups, such as healthcare, energy and consumer stocks, generally declined in January, February and the first half of March 2000 because of a general lack of investor interest.

   By the end of the first quarter, rising short-term interest rates had put pressure on corporate profitability, leading to a series of earnings disappointments by companies in a range of industries that continued throughout the year. This new environment of slower growth hit the technology sector particularly hard. Investors who had given

PORTFOLIO ENVIRONMENT AND OUTLOOK

little scrutiny to such old school fundamentals as price to earnings ratios suddenly became concerned that technology stock valuations had risen too far, too fast. Investors were quick to sell what they deemed to be overvalued technology stocks, which fell sharply in April 2000.

   When it later appeared that the U.S. economy was slowing and inflation was likely to remain subdued, some investors shifted assets to stocks that tend to do well in a slower growth economy, including financial services companies and healthcare providers. In addition, investors favored energy stocks because of the positive effects on corporate earnings from rising crude oil prices.

   DESPITE A SUMMER RALLY, TECHNOLOGY STOCKS AGAIN DECLINED IN NOVEMBER AND DECEMBER, TRIGGERING A "FLIGHT TO QUALITY" THAT MAINLY BENEFITED HIGH-QUALITY BONDS AND RELATIVELY DEFENSIVE, VALUE-ORIENTED STOCKS. Indeed, by the end of December 1999, many technology stocks trading at all-time lows had reached valuations at which some value-oriented investors began to consider them as attractive investment opportunities. On the other hand, the traditional value-oriented sectors continued to attract more capital, benefiting consumer and healthcare stocks. Financial shares ended the year on a particularly strong note when the Fed hinted that it might cut rates in 2001.

   And while the markets have become increasingly volatile, they are performing in line with our expectations. Because of our strict investment disciplines and our commitment to diversification, we had little or no exposure to the more speculative areas of the market during the period, and that helped smooth out the affects of higher market volatility on the various portfolios.

   Moreover, growing investor concerns about slowing economic growth have caused risk premiums to rise. YET, EVEN IN THESE MORE VOLATILE MARKETS, THE VARIOUS PORTFOLIOS CONTINUED TO PERFORM AS DESIGNED WITH THE MOST AGGRESSIVE PORTFOLIO OUTPERFORMING THE LEAST AGGRESSIVE ONE.

   Despite the recent pressure in technology stocks, we remain convinced that tremendous business opportunities remain there. We look to invest in what we deem to be high-quality companies in the many industries that comprise this sector such as telecommunications, semiconductors and computer hardware. Additionally, we suspect that going forward, most investors will remain more focused on company fundamentals, looking to identify and own those companies with solid long-term plans. Put simply, we think most investors would be advised not to abandon technology stocks completely now due to their recent declines. Instead, we believe that investors should still look to own technology stocks with solid underpinnings, namely, companies with consistent earnings that are poised to take advantage of the significant productivity gains technology can bring.

CITISELECT(R) VIP FOLIO 200 CONSERVATIVE
FUND PERFORMANCE

TOTAL RETURNS
ALL PERIODS ENDED DECEMBER 31, 2000
================================================================================
                                                                       SINCE
                                                          ONE         2/10/97
                                                         YEAR       INCEPTION*
                                                        ------      ----------
CitiSelect(R) VIP Folio 200 Conservative                 2.89%         5.00%
Composite Benchmark+                                     2.47%         7.59%
================================================================================
 * Average Annual Total Return



GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $12,090 (as of 12/31/00). The graph shows how the Fund compares to its benchmarks over the same period.

[Plot Points Representing Graph in Printed Piece.]

            CitiSelect
            VIP Folio              Composite              S&P 500++              Lehman Aggregate
            200 Conservative       Benchmark+             (unmanaged)            Bond Index (unmanaged)
 02/10/97   10000                  10000                  10000                  10000
            9960                   9979.58                10081                  9970.6
            9810                   9826.27                10162.7                9901.8
            9830                   9915.66                10245                  10017.7
            10210                  10312                  10328                  10100.8
 06/30/97   10430                  10532.2                10411.6                10192.7
            10620                  10747.7                10496                  10399.6
            10590                  10660.1                10581                  10347.6
            10920                  10986.6                10666.7                10467.7
            10790                  10906.8                10753.1                10583.9
            10780                  10925.8                10840.2                10607.1
 12/31/97   10779.1                10996.6                10928                  10692
            10789.7                11074.2                11016.5                10832.1
            11136.7                11391.4                11105.7                10823.4
            11326                  11548.8                11195.7                10858
            11389.1                11655.7                11286.4                10912.3
            11262.9                11556.5                11377.8                10992
 06/30/98   11334.5                11653.1                11470                  11062.3
            11113.3                11521.3                11562.8                11101
            10544.4                10982.2                11656.5                11275.3
            10871                  11422.8                11750.9                11558.3
            11165.9                11800.8                11846.1                11546.8
            11281.8                11990.3                11942.1                11545.9
 12/31/98   11569.2                12312.2                12038.8                11592.1
            11580.3                12398.5                12136.3                11674.4
            11224.4                12045.9                12234.6                11470.1
            11335.6                12221.2                12333.7                11533.2
            11580.3                12537.8                12433.6                11570.1
            11480.2                12395.1                12534.3                11468.3
 06/30/99   11616.6                12535.3                12635.9                11431.6
            11515.9                12443.7                12738.2                11383.6
            11448.8                12359.6                12841.4                11377.9
            11437.6                12357.5                12945.4                11509.8
            11471.2                12505                  13050.3                11552.4
            11571.9                12676.9                13156                  11551.3
 12/31/99   11750.9                12972.7                13262.5                11495.8
            11571.9                12775.3                13370                  11457.9
            11683.8                13017.2                13478.3                11596.5
            11874                  13203.3                13587.4                11749.6
            11717.4                13052                  13697.5                11715.5
            11605.4                12903.7                13808.4                11709.7
 06/30/00   11855                  13243.1                13920.3                11953.2
            11843.3                13243.2                14033                  12062
            12137                  13569.4                14146.7                12236.9
            12078.2                13416.2                14261.3                12314
            12019.5                13303                  14376.8                12395.3
            11808                  12987.7                14493.3                12598.6
 12/31/00   12090                  13292.9                14610.7                12832.9


Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Aggregate Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns would have been lower. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and distributions. Indices and percentages used: S&P 500 -- Large Cap Stocks (15%); Russell 2000 Index -- Small Cap Stocks (10%); MSCI EAFE Index -- International Stocks (5%); Lehman Aggregate Bond Index -- Domestic Bonds (40%); Salomon Bros. Non-$ World Gov't Index -- Foreign Gov't Bonds (10%); Salomon Bros. High Yield Bond Index -- High Yield (20%). Unlike the Fund's total return the composite benchmark total return does not reflect any fees or expenses.

++ The S&P 500 Index is an index of U.S. common stocks and is used as a gauge of general U.S. stock market performance.

CITISELECT(R) VIP FOLIO 300 BALANCED
FUND PERFORMANCE

TOTAL RETURNS
ALL PERIODS ENDED DECEMBER 31, 2000
================================================================================
                                                                       SINCE
                                                          ONE         2/10/97
                                                         YEAR       INCEPTION*
                                                        ------      ----------
CitiSelect(R) VIP Folio 300 Balanced                     2.55%         5.90%
Composite Benchmark+                                    (0.02)%        8.83%
================================================================================

 * Average Annual Total Return

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $12,501 (as of 12/31/00). The graph shows how the Fund compares to its benchmarks over the same period.

[Plot Points Representing Graph in Printed Piece.]

                     CitiSelect
                     VIP Folio         Composite              S&P 500++            Lehman Aggregate
                     300 Balanced      Benchmark+             (unmanaged)          Bond Index (unmanaged)
02/10/97             10000             10000                  10000                10000
                     9950              9978.12                10081                9970.6
                     9750              9775.51                10162.7              9901.8
                     9780              9890.47                10245                10017.7
                     10250             10398.6                10328                10100.8
06/30/97             10520             10687.9                10411.6              10192.7
                     10770             10976                  10496                10399.6
                     10700             10820.5                10581                10347.6
                     11110             11244.5                10666.7              10467.7
                     10890             11069                  10753.1              10583.9
                     10890             11097.8                10840.2              10607.1
12/31/97             10864.7           11186.6                10928                10692
                     10917             11281.1                11016.5              10832.1
                     11346.2           11716.4                11105.7              10823.4
                     11597.3           11942.7                11195.7              10858
                     11660.2           12059.8                11286.4              10912.3
                     11471.8           11903.5                11377.8              10992
06/30/98             11548.2           12025                  11470                11062.3
                     11255             11832.1                11562.8              11101
                     10407             10997                  11656.5              11275.3
                     10763             11493.2                11750.9              11558.3
                     11129.4           11996.3                11846.1              11546.8
                     11296.9           12280.5                11942.1              11545.9
12/31/98             11636.5           12699.3                12038.8              11592.1
                     11636.5           12812.4                12136.3              11674.4
                     11189.3           12355.8                12234.6              11470.1
                     11342             12587.3                12333.7              11533.2
                     11658.3           13015.1                12433.6              11570.1
                     11560.1           12866.7                12534.3              11468.3
06/30/99             11829             13137.7                12635.9              11431.6
                     11730.5           13011.8                12738.2              11383.6
                     11643             12883.2                12841.4              11377.9
                     11566.4           12851.6                12945.4              11509.8
                     11653.9           13070.4                13050.3              11552.4
                     11818             13347.4                13156                11551.3
12/31/99             12190.1           13898.3                13262.5              11495.8
                     11905.6           13596.5                13370                11457.9
                     12157.3           14031.7                13478.3              11596.5
                     12430.8           14244.7                13587.4              11749.6
                     12212             13959.7                13697.5              11715.5
                     12091.6           13710                  13808.4              11709.7
06/30/00             12395.3           14162.1                13920.3              11953.2
                     12336.8           14059.8                14033                12062
                     12781.5           14526                  14146.7              12236.9
                     12617.7           14244.9                14261.3              12314
                     12535.8           14052                  14376.8              12395.3
                     12044.2           13489.8                14493.3              12598.6
12/31/00             12500.6           13896                  14610.7              12832.9


Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Aggregate Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns would have been lower. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total return shown.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and distributions. Indices and percentages used: S&P 500 -- Large Cap Stocks (20%); Russell 2000 Index -- Small Cap Stocks (20%); MSCI EAFE Index -- International Stocks (10%); Lehman Aggregate Bond Index -- Domestic Bonds (25%); Salomon Bros. Non-$ World Gov't Index -- Foreign Gov't Bonds (10%); Salomon Bros. High Yield Bond Index -- High Yield (15%). Unlike the Fund's total return the composite benchmark total return does not reflect any fees or expenses.

++ The S&P 500 Index is an index of U.S. common stocks and is used as a gauge of general U.S. stock market performance.

CITISELECT(R) VIP FOLIO 400 GROWTH
FUND PERFORMANCE

TOTAL RETURNS
ALL PERIODS ENDED DECEMBER 31, 2000
================================================================================
                                                                       SINCE
                                                          ONE         2/10/97
                                                         YEAR       INCEPTION*
                                                        ------      ----------
CitiSelect(R) VIP Folio 400 Growth                       1.55%         5.78%
Composite Benchmark+                                    (3.26)%        9.37%
================================================================================

 * Average Annual Total Return

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $12,442 (as of 12/31/00). The graph shows how the Fund compares to its benchmarks over the same period.

[Plot Points Representing Graph in Printed Piece.]

                     CitiSelect
                     VIP Folio            Composite            S&P 500++            Lehman Aggregate
                     400 Growth           Benchmark+           (unmanaged)          Bond Index (unmanaged)
02/10/97             10000                10000                10000                10000
                     9930                 9980.91              10081                9970.6
                     9730                 9747.3               10162.7              9901.8
                     9670                 9845.99              10245                10017.7
                     10290                10513                10328                10100.8
06/30/97             10640                10889                10411.6              10192.7
                     10920                11206.9              10496                10399.6
                     10820                11001.5              10581                10347.6
                     11360                11549.4              10666.7              10467.7
                     10990                11204.7              10753.1              10583.9
                     10960                11210.5              10840.2              10607.1
12/31/97             10922.4              11311.7              10928                10692
                     10901.1              11411.8              11016.5              10832.1
                     11496.1              12012.4              11105.7              10823.4
                     11846.7              12323.6              11195.7              10858
                     11921.1              12448.8              11286.4              10912.3
                     11613                12196.3              11377.8              10992
06/30/98             11641.8              12317.6              11470                11062.3
                     11184.6              12024.5              11562.8              11101
                     9876.88              10756.4              11656.5              11275.3
                     10132                11240                11750.9              11558.3
                     10653                11897.8              11846.1              11546.8
                     10908.2              12303.4              11942.1              11545.9
12/31/98             11295.6              12837                12038.8              11592.1
                     11218.3              12943.9              12136.3              11674.4
                     10710.4              12393.9              12234.6              11470.1
                     10920.2              12681.6              12333.7              11533.2
                     11406                13269.9              12433.6              11570.1
                     11317.7              13073.7              12534.3              11468.3
6/30/99              11686.8              13472.9              12635.9              11431.6
                     11631.4              13351.9              12738.2              11383.6
                     11565                13205.5              12841.4              11377.9
                     11432                13150                12945.4              11509.8
                     11553.9              13463.8              13050.3              11552.4
                     11764.4              13835.6              13156                11551.3
12/31/99             12251.8              14645.3              13262.5              11495.8
                     11886.2              14198.8              13370                11457.9
                     12207.5              14753.8              13478.3              11596.5
                     12584.1              15056.6              13587.4              11749.6
                     12318.2              14623.1              13697.5              11715.5
                     12207.5              14286                13808.4              11709.7
06/30/00             12558.5              14823.9              13920.3              11953.2
                     12430.4              14598.2              14033                12062
                     12943                15158.3              14146.7              12236.9
                     12675                14727.3              14261.3              12314
                     12593.5              14466.6              14376.8              12395.3
                     11929.4              13697.8              14493.3              12598.6
12/31/00             12442                14167.8              14610.7              12832.9


Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Aggregate Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns would have been lower. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total return shown.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and distributions. Indices and percentages used: S&P 500 -- Large Cap Stocks (25%); Russell 2000 Index -- Small Cap Stocks (25%); MSCI EAFE Index -- International Stocks (20%); Lehman Aggregate Bond Index -- Domestic Bonds (10%); Salomon Bros. Non-$ World Gov't Index -- Foreign Gov't Bonds (10%); Salomon Bros. High Yield Bond Index -- High Yield (10%). Unlike the Fund's total return the composite benchmark total return does not reflect any fees or expenses.

++ The S&P 500 Index is an index of U.S. common stocks and is used as a gauge of general U.S. stock market performance.

CITISELECT(R) VIP FOLIO 500 GROWTH PLUS
FUND PERFORMANCE

TOTAL RETURNS
ALL PERIODS ENDED DECEMBER 31, 2000
================================================================================
                                                                      SINCE
                                                         ONE         2/10/97
                                                         YEAR       INCEPTION*
                                                        ------      ----------
CitiSelect(R) VIP Folio 500 Growth Plus                 (0.02)%        6.08%
Composite Benchmark+                                    (6.32)%        9.80%
================================================================================

 * Average Annual Total Return

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $12,580 (as of 12/31/00). The graph shows how the Fund compares to its benchmarks over the same period.

[Plot Points Representing Graph in Printed Piece.]

                                                                                    Salomon Bros. Currency-Hedged
                     CitiSelect VIP                                                 Non-$ World Gov't.
                     Folio 500            Composite            EAFE Index++         Bond Index
                     Growth Plus          Benchmark+           (unmanaged)          (unmanaged)
2/10/97              10000                10000                10000                10000
                     9890                 9993.34              10075.5              9912.84
                     9710                 9748.83              10114.8              9849.4
                     9650                 9867.75              10170.5              9649.45
                     10380                10616.9              10834.6              10004.5
6/30/97              10810                11060                11434.8              10127.6
                     11170                11444.5              11622.3              9863.28
                     11020                11160.4              10756.5              9907.66
                     11610                11786.1              11361                10148.4
                     11110                11285.3              10490.8              10375.7
                     11130                11304                10385.8              10110.1
12/31/97             11075.8              11432.8              10479.3              10008
                     11033.5              11562.4              10961.4              10076.1
                     11773.3              12272.5              11667.3              10218.1
                     12217.2              12672                12029                10049.5
                     12280.6              12783.6              12126.4              10270.6
                     11910.7              12481.3              12070.6              10254.2
6/30/98              11920.5              12617                12164.8              10217.3
                     11359.4              12275.2              12291.3              10229.5
                     9781.98              10666.7              10770.8              10509.8
                     9930.19              11072.5              10443.4              11199.3
                     10533.6              11809.5              11534.8              11704.4
                     10861.8              12328                12128.8              11465.6
12/31/98             11252                12911.9              12610.3              11788.9
                     11134.5              13038.8              12576.3              11603.8
                     10638.5              12459.1              12279.5              11196.5
                     10899.6              12791                12795.2              11328.7
                     11500                13475.6              13316                11472.5
                     11382.5              13222.3              12632.8              11442.7
6/30/99              11875.9              13768.7              13128.1              11257.3
                     11836.6              13649.7              13521.9              11239.3
                     11771.2              13481.8              13574.6              11261.8
                     11575.1              13411.3              13714.4              11311.4
                     11705.8              13824.8              14231.5              11337.4
                     11967.4              14287.3              14729.6              11403.1
12/31/99             12582.2              15358                16053.8              11444.2
                     12111.3              14748.4              15036                11454.5
                     12464.4              15437.2              15443.4              11532.4
                     12948.4              15835.4              16045.7              11692.7
                     12660.6              15228                15204.9              11750
                     12556                14785.4              14837                11844
6/30/00              12915                15434.4              15420.1              11904.4
                     12747.3              15078.7              14777.1              11991.3
                     13348.3              15757.2              14908.6              11996.1
                     12957                15162.2              14185.5              12099.2
                     12873.1              14828.8              13853.6              12196
                     12020.5              13845.1              13336.8              12403.4
12/31/00             12579.6              14388.1              13814.3              12544.8

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the MSCI EAFE Index or the Salomon Brothers Aggregate Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns would have been lower. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total return shown.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and distributions. Indices and percentages used: S&P 500 -- Large Cap Stocks (30%); Russell 2000 Index -- Small Cap Stocks (30%); MSCI EAFE Index -- International Stocks (30%); Lehman Aggregate Bond Index -- Domestic Bonds (5%); Salomon Bros. High Yield Bond Index -- High Yield (5%) Unlike the Fund's total return the composite benchmark total return does not reflect any fees or expenses.

++ The MSCI Europe, Australasia, and Far East (MSCI EAFE) Index is an unmanaged market-value weighted index representing the industry composition and a sampling of small, medium, and large capitalization companies from Europe, Australasia and the Far East.

CITISELECT VIP FOLIO 200 CONSERVATIVE

PORTFOLIO OF INVESTMENTS                                       DECEMBER 31, 2000


ISSUER                                           SHARES             VALUE
--------------------------------------------------------------------------------
LARGE CAP GROWTH -- 9.5%
--------------------------------------------------------------------------------
COMMON STOCKS -- 8.9%
--------------------------------------------------------------------------------
Capital Goods/Producer
Manufacturer -- 0.1%
--------------------------------------------------------------------------------
American Power
  Conversion Corp.*                                 55         $        681
Illinois Tool Works Inc.(++)                        48                2,859
                                                               ------------
                                                                      3,540
                                                               ------------
COMMERCIAL SERVICES -- 0.3%
--------------------------------------------------------------------------------
Automatic Data
  Processing Inc.                                   95                6,015
Paychex Inc.                                        85                4,133
Time Warner Inc.                                   170                8,881
Viacom Inc.* Class B                               175                8,181
                                                               ------------
                                                                     27,210
                                                               ------------
COMPUTER SOFTWARE -- 0.9%
--------------------------------------------------------------------------------
America Online Inc.*                               368               12,806
Microsoft Corp.*                                   820               35,568
National Instruments
  Corp.*(++)                                        45                2,185
Oracle Corp.*                                      911               26,476
Veritas Software Corp.*                             69                6,038
                                                               ------------
                                                                     83,073
                                                               ------------
COMPUTER & TELECOMMUNICATIONS
EQUIPMENT -- 1.6%
--------------------------------------------------------------------------------
Cisco Systems Inc.*                              1,111               42,496
Comverse Technology
  Inc.*                                             29                3,150
EMC Corp.*                                         345               22,943
International Business
  Machines Corp. (++)                              270               22,950
Nortel Networks Corp.                              490               15,711
Qualcomm Inc.*                                     102                8,383
Qwest Communications
  International Inc.*                              203                8,323
Sun Microsystems Inc.*                             540               15,053
Symbol Technologies Inc.                            25                  900
Tellabs Inc.*                                       60                3,390
                                                               ------------
                                                                    143,299
                                                               ------------
CONGLOMERATES -- 0.9%
--------------------------------------------------------------------------------
Concord EFS Inc.*                                   83                3,647
General Dynamics Corp.                              25                1,950
General Electric Co. (++)                        1,523               73,009
                                                               ------------
                                                                     78,606
                                                               ------------
CONSUMER NON-DURABLES -- 0.4%
-------------------------------------------------------------------------------
Coca Cola Co.                                      380               23,156
PepsiCo Inc. (++)                                  240               11,895
                                                               ------------
                                                                     35,051
                                                               ------------
CONSUMER SERVICES -- 0.1%
--------------------------------------------------------------------------------
Carnival Corp.                                     103                3,174
Harley Davidson Inc.                                50                1,987
                                                               ------------
                                                                      5,161
                                                               ------------
FINANCE -- 0.8%
--------------------------------------------------------------------------------
American Express Co.                               209               11,482
Bank of New York Inc.                              124                6,843
Bear Stearns
  Companies Inc.                                    20                1,014
Charles Schwab Corp.                               220                6,242
Freddie Mac                                        105                7,232
Fannie Mae (++)                                    150               13,012
MBNA Corp.                                         185                6,833
Marsh & McLennan
  Companies Inc. (++)                               50                5,850
Morgan Stanley Dean
  Witter & Co. (++)                                155               12,284
Northern Trust Corp.                                28                2,284
State Street Corp.                                  25                3,105
Synovus Financial Corp.                             40                1,077
                                                               ------------
                                                                     77,258
                                                               ------------
HEALTHCARE -- 2.2%
--------------------------------------------------------------------------------
Abbott Laboratories                                238               11,528
American Home
  Products Inc.(++)                                115                7,308
Amgen Inc.*                                        170               10,869
Bristol-Myers
  Squibb Co.(++)                                   310               22,921
Cardinal Health Inc.                                40                3,985
Eli Lilly & Co.                                    224               20,846
Health Management
  Associates*                                      105                2,179
Johnson & Johnson(++)                              224               23,534
Medtronic Inc.                                     190               11,471
Merck & Co.                                        340               31,832
Pfizer Inc.                                        961               44,206
Schering-Plough Corp.                              238               13,506
                                                               ------------
                                                                    204,185
                                                               ------------

CITISELECT VIP FOLIO 200 CONSERVATIVE

PORTFOLIO OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 2000


ISSUER                                           SHARES             VALUE
--------------------------------------------------------------------------------
RETAIL -- 0.7%
--------------------------------------------------------------------------------
Bed Bath & Beyond Inc.*                            108         $      2,416
Home Depot Inc.                                    356               16,265
Kohl's Corp.*                                       45                2,745
Walgreen Co.                                       150                6,272
Wal-Mart Stores Inc.                               757               40,216
                                                               ------------
                                                                     67,914
SEMI-CONDUCTOR -- 0.5%
--------------------------------------------------------------------------------
Altera Corp.*                                       65                1,710
Applied Materials Inc.*                            130                4,964
Broadcom Corp.*                                     25                2,100
Corning Inc.                                       131                6,918
Linear Technologies Corp.                           51                2,359
Maxim Integrated
  Products Inc.*                                    44                2,104
Microchip Technology Inc.*                          75                1,645
Network Appliance Inc.*                             57                3,659
SDL Inc.*                                           27                4,001
Texas Instruments Inc.                             243               11,512
Xilinx Inc.*                                        73                3,367
                                                               ------------
                                                                     44,339
                                                               ------------
TECHNOLOGY -- 0.4%
--------------------------------------------------------------------------------
Dell Computer Corp.*                               200                3,488
Intel Corp.(++)                                  1,038               31,205
JDS Uniphase Corp.*                                 25                1,042
Jabil Circuit Inc.*                                 47                1,193
Lucent Technologies Inc.                           230                3,105
Sanmina Corp.*                                      24                1,839
                                                               ------------
                                                                     41,872
                                                               ------------
TRANSPORTATION -- 0.0%
--------------------------------------------------------------------------------
Expeditors International
  of Washington, Inc.                               20                1,074
                                                               ------------
TOTAL COMMON STOCKS                                                 812,582
                                                               ------------

SHORT-TERM OBLIGATION -- 0.6%
--------------------------------------------------------------------------------
First Union National Bank
  Repurchase Agreement
  6.00% due 1/02/01(+)                                               58,291
                                                               ------------
TOTAL LARGE CAP GROWTH
  (Identified Cost $887,256)                                        870,873
                                                               ------------
LARGE CAP VALUE -- 11.4%
--------------------------------------------------------------------------------
COMMON STOCKS -- 11.4%
--------------------------------------------------------------------------------
CAPITAL GOODS -- 1.1%
--------------------------------------------------------------------------------
Emerson Electric Co.                               325               25,614
General Electric Co.(++)                           225               10,786
Illinois Tool Works Inc. (++)                      450         $     26,803
United Technologies Corp.                          415               32,629
                                                               ------------
                                                                     95,832
                                                               ------------
COMMUNICATION
EQUIPMENT & SERVICES -- 1.6%
--------------------------------------------------------------------------------
AT&T Corp.                                         775               13,417
Alltel Corp.                                       375               23,414
Bellsouth Corp.                                    575               23,539
SBC Communications Inc.                            625               29,844
Sprint Corp.                                     1,200               24,375
Verizon Communications                             627               31,428
                                                               ------------
                                                                    146,017
                                                               ------------
CONSUMER CYCLICALS -- 0.3%
--------------------------------------------------------------------------------
McGraw-Hill
  Companies Inc.                                   475               27,847
                                                               ------------
CONSUMER STAPLES -- 1.0%
--------------------------------------------------------------------------------
Gillette Co.                                       800               28,900
Kimberly Clark Corp.                               500               35,345
PepsiCo Inc.(++)                                   575               28,498
                                                               ------------
                                                                     92,743
                                                               ------------
ENERGY -- 1.5%
--------------------------------------------------------------------------------
Chevron Corp.                                      350               29,553
Conoco Inc. Class A                              1,000               28,625
El Paso Energy Corp.                               325               23,278
Exxon Mobil Corp.                                  400               34,775
Halliburton Co.                                    625               22,656
                                                               ------------
                                                                    138,887
                                                               ------------
FINANCE -- 2.6%
--------------------------------------------------------------------------------
Bank of America Corp.                              625               28,672
Chase Manhattan Corp.                              700               31,806
Chubb Corp.                                        375               32,438
Fannie Mae (++)                                    250               21,688
Hartford Financial
  Services Group                                   350               24,719
Marsh & McLennan
  Companies Inc.(++)                               235               27,495
Mellon Financial Corp.                             700               34,431
Merrill Lynch & Co. Inc.                           325               22,161
Morgan Stanley Dean
  Witter & Co.(++)                                 200               15,850
                                                               ------------
                                                                    239,260
                                                               ------------

CITISELECT VIP FOLIO 200 CONSERVATIVE

PORTFOLIO OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 2000


ISSUER                                           SHARES             VALUE
--------------------------------------------------------------------------------
HEALTHCARE -- 1.0%
--------------------------------------------------------------------------------
American Home
  Products Corp.(++)                               575         $     36,541
Bristol-Myers
  Squibb Co.(++)                                   500               36,969
Johnson & Johnson(++)                              175               18,386
                                                               ------------
                                                                     91,896
                                                               ------------
RAW & INTERMEDIATE MATERIALS -- 0.8%
--------------------------------------------------------------------------------
Alcoa Inc.                                         775               25,963
Dow Chemical Co.                                   475               17,397
E. I. du Pont de
  Nemours & Co.                                    586               28,311
                                                               ------------
                                                                     71,671
                                                               ------------
TECHNOLOGY -- 0.9%
--------------------------------------------------------------------------------
First Data Corp.                                   350               18,441
Intel Corp.(++)                                    500               15,156
International Business
  Machines Corp.(++)                               275               23,375
Pitney Bowes Inc.                                  800               26,500
                                                               ------------
                                                                     83,472
                                                               ------------
UTILITIES -- 0.6%
--------------------------------------------------------------------------------
Duke Energy Co.                                    300               25,575
Williams Companies Inc.                            850               33,947
                                                               ------------
                                                                     59,522
                                                               ------------
TOTAL LARGE CAP VALUE
  (Identified Cost $979,509)                                      1,047,147
                                                               ------------
SMALL CAP GROWTH -- 10.0%
--------------------------------------------------------------------------------
COMMON STOCKS -- 10.0%
--------------------------------------------------------------------------------
CAPITAL GOODS/PRODUCER
MANUFACTURING -- 1.2%
--------------------------------------------------------------------------------
Alliant Techsystems Inc.*                          132                8,811
Aptargroup Inc.*                                   452               13,277
Cleco Corp.*                                       230               12,592
Mettler Toledo
  International Inc.*                              345               18,759
National Instruments
  Corp.*(++)                                       322               15,637
Newport Corp.                                      170               13,364
Shaw Group Inc.*                                   495               24,750
                                                               ------------
                                                                    107,190
                                                               ------------
COMMERCIAL SERVICES -- 0.2%
--------------------------------------------------------------------------------
Aeroflex Inc.*                                     439               12,656
Ixia*                                              187                4,278
                                                               ------------
                                                                     16,934
                                                               ------------
CONSUMER SERVICES -- 0.7%
---------------------------------------------------------------------------
Callaway Golf Co.                                  345                6,426
Catalina Marketing Corp.*                          591               23,012
Emmis Communications
  Corp.*                                           160                4,590
Ethan Allen Interiors Inc.                         187                6,264
Hispanic Broadcasting
  Corp.*                                           180                4,590
Houghton Mifflin Co.                               140                6,493
Isle of Capri Casinos Inc.*                        210                2,231
JAKKS Pacific Inc.*                                260                2,373
P.F. Chang's China
  Bistro Inc.*                                     100                3,144
Station Casinos Inc.*                              227                3,391
Westwood One Inc.*                                 152                2,936
XM Satellite Radio
  Holdings Inc.*                                    95                1,526
                                                               ------------
                                                                     66,976
                                                               ------------
ELECTRONICS/TECHNICAL SERVICES -- 1.3%
--------------------------------------------------------------------------------
APW Ltd.                                           212                7,155
C-Cube Microsystems Inc.*                          262                3,226
Celeritek Inc.*                                    185                7,053
E. Piphany Inc.*                                    86                4,639
Emulex Corp.*                                      235               18,785
Iona Technologies PLC*
  ADRs                                             105                7,035
Leap Wireless
  International Inc.                                80                2,000
Macromedia Inc.*                                   179               10,874
Macrovision Corp.*                                 140               10,362
Methode Electronics Inc.                           280                6,422
Powerwave
  Technologies Inc.*                               179               10,471
Sawtek Inc.*                                        75                3,464
Semtech Corp.*                                     310                6,839
Silicon Storage
  Technology Inc.*                                 345                4,075
Spectralink Corp.*                                 330                4,764
Stratos Lightwave Inc.*                             58                  990
Tollgrade
  Communications Inc.*                              44                1,606
Ultimate Electronics Inc.*                         190                4,168
WatchGuard
  Technologies Inc.*                                65                2,056
                                                               ------------
                                                                    115,984
                                                               ------------
ENERGY/MINERALS -- 0.9%
--------------------------------------------------------------------------------
Coflexip ADRs                                      235               14,776
Hanover Compressor Co.*                            455               20,276
OSCA Inc.*                                         350                5,928
Precision Drilling Corp.*                          385               14,462

CITISELECT VIP FOLIO 200 CONSERVATIVE

PORTFOLIO OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2000


ISSUER                                           SHARES             VALUE
--------------------------------------------------------------------------------
R & B Falcon Corp.*                                860         $     19,726
Varco International Inc.*                          330                7,177
                                                               ------------
                                                                     82,345
                                                               ------------
FINANCE -- 1.0%
--------------------------------------------------------------------------------
Affiliated Managers
  Group Inc.*                                      210               11,524
Banknorth Group Inc.                               675               13,458
Chittenden Corp.                                   248                7,518
Cullen Frost Bankers Inc.                          501               20,948
Presidential Life Insurance
  Corp                                             145                2,166
SEI Investments Co.                                203               22,736
West America
  Bancorporation                                   330               14,190
                                                               ------------
                                                                     92,540
                                                               ------------
HEALTH SERVICES/TECHNOLOGY -- 2.1%
--------------------------------------------------------------------------------
Alpharma Inc.                                      185                8,117
Andrx Corp.*                                       124                7,176
Apria Healthcare
  Group Inc.*                                      500               14,875
Aurora Bioscience Corp.*                            80                2,515
CIMA Labs Inc.*                                    170               11,061
Corixa Corp.*                                      285                7,944
Cubist Pharmaceuticals
  Inc.*                                             90                2,610
Curagen Corp.*                                     100                2,731
Emisphere Technologies
  Inc.*                                            100                2,500
Enzon Inc.*                                        165               10,240
Genset SA* ADRs                                    160                2,020
Gilead Sciences Inc.*                              155               12,855
Idec Pharmaceuticals
  Corp.*                                            61               11,563
KV Pharmaceutical Co.*                              51                1,275
LifePoint Hospitals Inc.*                          285               14,286
Medicis Pharmaceutical
  Corp*                                            155                9,164
Millennium Pharmaceuticals
  Inc.*                                            297               18,377
Multex Systems Inc.*                               150                1,988
NPS Pharmaceutical Inc.*                            95                4,560
Pharmacyclics Inc.*                                 95                3,254
Shire Pharmaceuticals
  Group PLC* ADRs                                  318               14,648
Transkaryotic Therapies Inc.*                       50                1,822
Triad Hospitals Inc.*                              290                9,443
Varian Inc.*                                       505               17,107
                                                               ------------
                                                                    192,131
                                                               ------------

INDUSTRIAL SERVICES -- 0.3%
--------------------------------------------------------------------------------
Atwood Oceanics Inc.*                               80                3,505
Carlisle Companies Inc.                            140                6,011
Gasonics International
  Corp.*                                           280                5,145
Gentex Corp.*                                      197                3,669
Teleflex Inc.                                      177                7,821
                                                               ------------
                                                                     26,151
                                                               ------------
RETAIL -- 0.5%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co*                            200                4,000
Cost Plus Inc.*                                    372               10,927
Footstar Inc.*                                      80                3,960
Linens 'n Things Inc.*                             314                8,674
O' Reilly Automotive Inc.*                         396               10,593
Zale Corp.*                                         75                2,180
                                                               ------------
                                                                     40,334
                                                               ------------
SEMI-CONDUCTOR -- 0.2%
--------------------------------------------------------------------------------
ATMI Inc.*                                         130                2,535
Emcore Corp.*                                      198                9,306
Transwitch Corp.*                                  254                9,938
                                                               ------------
                                                                     21,779
                                                               ------------
SOFTWARE -- 0.4%
--------------------------------------------------------------------------------
Activision Inc.*                                 1,065               16,108
Actuate Corp.*                                     244                4,666
Art Technology Group*                              235                7,182
Blue Martini Software Inc.*                        135                1,789
Microstrategy Inc.*                                184                1,748
Natural Microsystems
  Corp                                             135                1,333
Purchasepro
  Communications Inc.                              180                3,150
Retek Inc.*                                         86                2,096
                                                               ------------
                                                                     38,072
                                                               ------------
TECHNOLOGY SERVICES -- 0.8%
--------------------------------------------------------------------------------
Bisys Group Inc.*                                  322               16,784
Idex Corp.                                         245                8,116
Interwoven Inc.*                                    81                5,341
MRV Communications Inc.*                           125                1,672
Mattson Technology Inc.*                           284                2,929
Mercury Interactive Corp.*                         223               20,126
Nuance Communications*                              30                1,294
Oak Technology Inc.*                               580                5,039
Optical Communications
  Products Inc.*                                    57                  641
Veeco Instruments Inc.*                             40                1,605
Western Wireless Corp.*                            295               11,560
                                                               ------------
                                                                     75,107
                                                               ------------
                                                                              11

CITISELECT VIP FOLIO 200 CONSERVATIVE

PORTFOLIO OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 2000
                                                SHARES/
                                               PRINCIPAL
ISSUER                                           AMOUNT             VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.3%
--------------------------------------------------------------------------------
Digital Microwave Corp.*                            50         $      1,584
Dobson Communications
  Corp                                             200                2,925
Exar Corp.*                                        220                6,817
Informatica Corp.*                                 138                5,460
Powertel Inc.*                                     100                6,194
Remec Inc.*                                        562                5,409
                                                               ------------
                                                                     28,389
                                                               ------------
TRANSPORTATION -- 0.1%
--------------------------------------------------------------------------------
C. H. Robinson
  Worldwide Inc.                                   277                8,708
Eagle USA Airfreight Inc.*                          97                2,322
                                                               ------------
                                                                     11,030
                                                               ------------
TOTAL SMALL CAP GROWTH
  (Identified Cost $836,702)                                        914,962
                                                               ------------
DOMESTIC FIXED INCOME -- 81.4%
--------------------------------------------------------------------------------
FIXED INCOME-- 70.2%
--------------------------------------------------------------------------------
ASSET BACKED -- 3.2%
--------------------------------------------------------------------------------
GE Capital Mortgage
  Securities Inc.
  5.905% due
  10/25/13                                $    100,000               99,423
GMAC Commercial
  Mortgage Securities Inc.
  7.50% due 7/15/05                             40,000               41,150
  6.42% due 8/15/08                             40,000               40,061
J.P. Morgan Commercial
  Mortgage Financial
  Corp
  6.373% due 1/15/30                            12,746               12,804
Morgan Stanley Capital
  Investment Inc.
  6.44% due 11/15/02                            64,119               64,296
Peco Energy
  Transportation Trust
  6.05% due 3/01/09                             35,000               34,770
                                                               ------------
                                                                    292,504
                                                               ------------
CORPORATE BONDS -- 8.8%
--------------------------------------------------------------------------------
Abitibi Consolidated Inc.
  8.50% due 8/01/30                             20,000               19,072
BB & T Corp.
  6.375% due 6/30/05                            45,000               44,707
Clear Channel
  Communications
  7.25% due 9/15/03                             20,000               20,151



                                               PRINCIPAL
ISSUER                                           AMOUNT             VALUE
--------------------------------------------------------------------------------
Coastal Corp.
  7.75% due 6/15/10                           $ 20,000               21,142
Credit Suisse
  First Boston
  7.29% due 9/15/09                             50,000               52,692
DaimlerChrysler
  Northern Holdings Co.
  7.75% due 5/27/03                             40,000               40,647
Donaldson, Lufkin
  & Jenrette
  5.875% due 4/01/02                            45,000               44,833
Hanson PLC
  7.875% due 9/27/10                            20,000               19,880
Lockheed Martin Corp.
  8.20% due 12/01/09                            20,000               21,925
Merrill Lynch & Co Inc.
  7.08% due 10/03/05                            40,000               41,076
Meyer (Fred) Inc.
 7.375% due 3/01/05                             20,000               20,563
National Rural Utilities
  Cooperative Finance
  6.20% due 2/01/08                             45,000               43,839
Nisource Financal Corp.
  7.625% due
  11/15/05(#)                                   20,000               20,616
Northwest Airlines
  8.072% due 10/01/19                           40,000               42,396
Osprey Trust Inc.
  8.31% due 1/15/03                             20,000               20,473
Pacific Gas &
  Electric Co.
  7.375% due
  11/01/05(#)                                   20,000               16,687
Popular North
  America Inc.
  6.875% due 6/15/01                            50,000               50,070
Qwest Corp.
  7.625% due 6/09/03                            20,000               20,393
Reliant Energy
  Resources Corp.
  8.125% due
  7/15/05(#)                                    20,000               20,904
Target Corp.
  6.65% due 8/01/28                             25,000               22,372
Tosco Corp.
  8.125% due 2/15/30                            20,000               21,518
Tyco International Group
  6.875% due 9/05/02                            40,000               40,281
Verizon Global
  Funding Corp.
  7.25% due 12/01/10                            60,000               61,256
Vodafone Group PLC
  7.75% due 2/15/10                             40,000               41,406

CITISELECT VIP FOLIO 200 CONSERVATIVE

PORTFOLIO OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2000


                                               PRINCIPAL
ISSUER                                           AMOUNT             VALUE
--------------------------------------------------------------------------------
Wells Fargo Bank
  7.80% due 6/15/10                           $ 40,000         $     41,778
                                                               ------------
                                                                    810,677
                                                               ------------
MORTGAGE BACKED -- 28.3%
--------------------------------------------------------------------------------
Freddie Mac
  7.50% due TBA                                 55,000               55,842
  8.00% due TBA                                800,000              820,250
  7.00% due 7/15/05                          1,000,000            1,049,370
  6.25% due 6/15/24                             30,000               30,113
Fannie Mae
  7.00% due TBA                                300,000              303,281
7.349% due 8/17/21                              50,000               52,450
6.50% due 4/01/29                              111,188              109,659
Government National
  Mortgage Association
  6.50% due TBA                                140,000              138,469
  7.00% due 2/15/24                             30,641               30,871
                                                               ------------
                                                                  2,590,305
                                                               ------------
U. S. TREASURY OBLIGATIONS -- 26.8%
--------------------------------------------------------------------------------
United States Treasury Bonds
6.125% due 8/15/29                             100,000              108,766
U.S. Treasury Inflationary
  Index Bonds T II
  3.625% due 4/15/28(o)                         37,473               36,759
                                                               ------------
                                                                    145,525
                                                               ------------
United States Treasury Notes
5.875% due 11/15/04                            825,000              846,524
6.75% due 5/15/05                            1,000,000            1,065,310
5.75% due 11/15/05                              15,000               15,490
6.875% due 5/15/06                             225,000              243,387
6.50% due 2/15/10                              120,000              131,287
5.75% due 8/15/10                               10,000               10,480
                                                               ------------
                                                                  2,312,478
                                                               ------------
YANKEE BOND -- 3.1%
---------------------------------------------------------------------------
Corporacion Andina de Fomento
  7.75% due 3/01/04                             45,000               45,733
Imperial Tobacco
  Overseas BV
  7.125% due 4/01/09                            20,000               18,827
Merita Bank PLC
  6.50% due 4/01/09                             45,000               43,029
Ontario Province
  of Canada
  5.50% due 10/01/08                            45,000               43,307


Pemex Financial Ltd.
  9.03% due 2/15/11                           $ 20,000               21,116
Quebec Province
  of Canada
  7.50% due 9/15/29                             45,000               48,024
Telefonica De Argentina
  9.125% due 5/07/08                            20,000               17,450
YPF Sociedad Anonima
  7.25% due 3/15/03                             45,000               43,805
                                                               ------------
                                                                    281,291
                                                               ------------
TOTAL FIXED INCOME                                                6,432,780
                                                               ------------
SHORT-TERM OBLIGATION -- 11.2%
--------------------------------------------------------------------------------
First Union
  National Bank
  Repurchase Agreement
  6.00% due 1/02/01(+)                                            1,025,254
                                                               ------------
TOTAL DOMESTIC
  FIXED INCOME
  (Identified Cost $7,323,880)                                    7,458,034
                                                               ------------
HIGH YIELD BOND -- 1.3%
--------------------------------------------------------------------------------
FIXED INCOME -- 1.3%
--------------------------------------------------------------------------------
DOMESTIC CORPORATIONS  -- 1.3%
--------------------------------------------------------------------------------
CAPITAL GOODS/BUILDING PRODUCTS --0.5%
--------------------------------------------------------------------------------
Jordan Industries Inc.
  10.375% due
8/01/07(#)                                      50,000               42,000
                                                               ------------
FINANCIAL -- 0.4%
--------------------------------------------------------------------------------
Avis Group
  Holdings Inc.
  11.00% due
  5/01/09(#)                                    25,000               27,000
Contifinancial Corp.*
  8.375% due
  8/15/03(#)                                    50,000                7,250
                                                               ------------
                                                                     34,250
                                                               ------------
MORTGAGE OBLIGATIONS -- 0.4%
--------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES/
PASSTHROUGHS-- 0.4%
--------------------------------------------------------------------------------
Airplane Trust
  10.875% due 3/15/19                           49,385               36,497
                                                               ------------
TOTAL FIXED INCOME                                                  112,747
                                                               ------------

CITISELECT VIP FOLIO 200 CONSERVATIVE

PORTFOLIO OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2000


                                               PRINCIPAL
ISSUER                                           AMOUNT             VALUE
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 0.0%
--------------------------------------------------------------------------------
First Union National Bank
  Repurchase Agreement
  6.00% due 1/02/01(+)                                         $        455
                                                               ------------
TOTAL HIGH YIELD BOND
  (Identified Cost $168,753)                                   $    113,202
                                                               ------------
TOTAL INVESTMENTS
  (Identified Cost
  $ 10,196,100)                                  113.6%          10,404,218
OTHER ASSETS,
  LESS LIABILITIES                               (13.6)          (1,246,519)
                                                -------        ------------
NET ASSETS                                       100.0%        $  9,157,699
                                                =======        ============


*    Non-income producing

(C)  Principal amount of security is adjusted for inflation.

(o) Rule 144A Security exempt from registration under Rule 144A of the Securities Act of 1933.

(+) The Portfolio owns in aggregate First Union National Bank, Repurchase Agreement 6.00% due 1/02/01 valued at $1,084,000, portions of which are listed separately by each asset class. Proceeds at maturity $1,084,723, collateralized by $1,100,000 Federal Home Loan Bank 8.00% due 5/25/05, with a value of $1,116,534.

(++) The Portfolio owns in aggregate 1,748 shares of General Electric Co. valued at $83,795; 810, shares of Bristol Myers Squibb Co. valued at $59,890; 815 shares of PepsiCo Inc. valued at $40,393; 399 shares of Johnson & Johnson valued at $41,920; 690 shares of American Home Products Inc. valued at $43,849; 498 shares of Illinois Tool Works Inc. valued at $29,662; 545 shares of International Business Machines Corp. valued at $46,325; 400 shares of Fannie Mae valued at $34,700; 355 shares of Morgan Stanley Dean Witter & Co., valued at $28,134; 285 shares of Marsh & McLennan Companies Inc. valued at $33,345; 1,538 shares of Intel Corp. valued at $46,361; and 367 shares of National Instruments Corp. valued at $17,822, portions of which are listed separately by each asset class.

TBA (To be announced)--Mortgage-Backed Securities traded under delayed delivery commitments.

ADRs--American Depositary Receipts.

See notes to financial statements

CITISELECT VIP FOLIO 300 BALANCED

PORTFOLIO OF INVESTMENTS                                       DECEMBER 31, 2000


ISSUER                                           SHARES             VALUE
--------------------------------------------------------------------------------
LARGE CAP GROWTH -- 13.9%
--------------------------------------------------------------------------------
COMMON STOCKS -- 13.3%
--------------------------------------------------------------------------------
CAPITAL GOODS/PRODUCER
MANUFACTURING -- 0.1%
American Power
  Conversion Corp.*                                110         $      1,361
Illinois Tool Works Inc.(++)                       105                6,254
                                                               ------------
                                                                      7,615
                                                               ------------
COMMERCIAL SERVICES -- 0.5%
--------------------------------------------------------------------------------
Automatic Data
  Processing Inc.                                  215               13,612
Paychex Inc.                                       195                9,482
Time Warner Inc.                                   385               20,112
Viacom Inc.* Class B                               395               18,466
                                                               ------------
                                                                     61,672
                                                               ------------
COMPUTER SOFTWARE -- 1.3%
-------------------------------------------------------------------------------
America Online Inc.*                               825               28,710
Microsoft Corp.*                                 1,648               71,482
National Instruments
  Corp.*(++)                                        89                4,322
Oracle Corp.*                                    2,050               59,578
Veritas Software Corp.*                            130               11,375
                                                               ------------
                                                                    175,467
                                                               ------------
COMPUTER & TELECOMMUNICATIONS
EQUIPMENT -- 2.3%
--------------------------------------------------------------------------------
Cisco Systems Inc.*                              2,239               85,642
Comverse Technology
  Inc.*                                             72                7,821
EMC Corp.*                                         704               46,816
International Business
  Machines Corp.(++)                               545               46,325
Nortel Networks Corp.                            1,110               35,589
Qualcomm Inc.*                                     205               16,848
Qwest Communications
  International Inc.*                              460               18,859
Sun Microsystems Inc.*                           1,214               33,840
Symbol Technologies Inc.                            50                1,800
Tellabs Inc.*                                      135                7,628
                                                               ------------
                                                                    301,168
                                                               ------------
CONGLOMERATES -- 1.2%
--------------------------------------------------------------------------------
Concord EFS Inc.*                                  185                8,128
General Dynamics Corp.                              55                4,290
General Electric Co.(++)                         3,096              148,415
                                                               ------------
                                                                    160,833
                                                               ------------

CONSUMER NON-DURABLES -- 0.6%
--------------------------------------------------------------------------------
Coca Cola Co.                                      855               52,102
PepsiCo Inc.(++)                                   540               26,764
                                                               ------------
                                                                     78,866
                                                               ------------

CONSUMER SERVICES -- 0.1%
--------------------------------------------------------------------------------
Carnival Corp.                                     235                7,241
Harley Davidson Inc.                               115                4,571
                                                               ------------
                                                                     11,812
                                                               ------------
FINANCE -- 1.3%
--------------------------------------------------------------------------------
American Express Co.                               470               25,821
Bank of New York Inc.                              284               15,673
Bear Stearns
  Companies Inc.                                    40                2,028
Charles Schwab Corp.                               500               14,188
Freddie Mac                                        240               16,530
Fannie Mae(++)                                     340               29,495
MBNA Corp.                                         420               15,514
Marsh & McLennan
  Companies Inc.(++)                               115               13,455
Morgan Stanley
  Dean Witter & Co.(++)                            345               27,341
Northern Trust Corp.                                66                5,383
State Street Corp.                                  55                6,832
Synovus Financial Corp.                             90                2,424
                                                               ------------
                                                                    174,684
                                                               ------------
HEALTHCARE -- 3.4%
--------------------------------------------------------------------------------
Abbott Laboratories                                540               26,156
American Home
  Products Corp.(++)                               260               16,523
Amgen Inc.*                                        380               24,296
Bristol-Myers
  Squibb Co.(++)                                   700               51,756
Cardinal Health Inc.                                95                9,464
Eli Lilly & Co.                                    453               42,157
Health Management
  Associates*                                      240                4,980
Johnson & Johnson(++)                              480               50,430
Medtronic Inc.                                     430               25,961
Merck & Co.                                        715               66,942
Pfizer Inc.                                      2,150               98,900
Schering-Plough Corp.                              536               30,418
                                                               ------------
                                                                    447,983
                                                               ------------
RETAIL -- 1.1%
--------------------------------------------------------------------------------
Bed Bath & Beyond Inc.*                            244                5,460
Home Depot Inc.                                    807               36,870

CITISELECT VIP FOLIO 300 BALANCED

PORTFOLIO OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2000


ISSUER                                           SHARES             VALUE
--------------------------------------------------------------------------------
Kohl's Corp.*                                      104         $      6,344
Walgreen Co.                                       335               14,007
Wal-Mart Stores Inc.                             1,591               84,522
                                                               ------------
                                                                    147,203
                                                               ------------
SEMI-CONDUCTOR -- 0.7%
---------------------------------------------------------------------------
Altera Corp.*                                      149                3,921
Applied Materials Inc.*                            294               11,227
Broadcom Corp.*                                     60                5,040
Corning Inc.                                       295               15,580
Linear Technologies Corp.                          110                5,088
Maxim Integrated
  Products Inc.*                                    98                4,686
Microchip Technology Inc.*                         165                3,620
Network Appliance Inc.*                            110                7,061
SDL Inc.*                                           68               10,077
Texas Instruments Inc.                             554               26,246
Xilinx Inc.*                                       139                6,410
                                                               ------------
                                                                     98,956
                                                               ------------
TECHNOLOGY -- 0.7%
--------------------------------------------------------------------------------
Dell Computer Corp.*                               455                7,934
Intel Corp.(++)                                  2,091               62,861
JDS Uniphase Corp.*                                 50                2,084
Jabil Circuit Inc.*                                105                2,664
Lucent Technologies Inc.                           465                6,278
Sanmina Corp.*                                      52                3,985
                                                               ------------
                                                                     85,806
                                                               ------------
TRANSPORTATION -- 0.0%
--------------------------------------------------------------------------------
Expeditors International
  of Washington, Inc.                               50                2,684
                                                               ------------
TOTAL COMMON STOCKS                                               1,754,749
                                                               ------------
SHORT-TERM OBLIGATION -- 0.6%
--------------------------------------------------------------------------------
Federal Home Loan
  Bank Discount Note
  4.75% due 1/02/01(+)                                               85,660
                                                               ------------
TOTAL LARGE CAP GROWTH
  (Identified Cost $1,886,637)                                    1,840,409
                                                               ------------
LARGE CAP VALUE -- 16.9%
--------------------------------------------------------------------------------
COMMON STOCKS -- 15.8%
--------------------------------------------------------------------------------
CAPITAL GOODS -- 1.5%
--------------------------------------------------------------------------------
Emerson Electric Co.                               550               43,347
General Electric Co.(++)                           300               14,381
Honeywell International Inc.                       715               33,828
Illinois Tool Works Inc.(++)                       825               49,139
United Technologies Corp.                          800               62,900
                                                               ------------
                                                                    203,595
                                                               ------------

COMMUNICATION EQUIPMENT &
SERVICES -- 2.2%
--------------------------------------------------------------------------------
Alltel Corp.                                       825               51,511
AT&T Corp.                                       1,570               27,181
Bellsouth Corp.                                  1,125               46,055
SBC Communications
  Inc                                            1,225               58,494
Sprint Corp.                                     2,310               46,922
Verizon Communications                           1,124               56,341
                                                               ------------
                                                                    286,504
                                                               ------------
CONSUMER CYCLICALS -- 0.4%
--------------------------------------------------------------------------------
McGraw-Hill
  Companies, Inc.                                  865               50,711
                                                               ------------
CONSUMER STAPLES -- 1.3%
--------------------------------------------------------------------------------
Gillette Co.                                     1,350               48,769
Kimberly-Clark Corp.                             1,050               74,225
PepsiCo Inc.(++)                                   970               48,076
                                                               ------------
                                                                    171,070
                                                               ------------
ENERGY -- 2.3%
--------------------------------------------------------------------------------
Chevron Corp.                                      735               62,061
Conoco Inc. Class A                              2,500               71,562
El Paso Energy Corp.                               750               53,719
Exxon Mobil Corp.                                  800               69,550
Halliburton Co.                                  1,320               47,850
                                                               ------------
                                                                    304,742
                                                               ------------
FINANCE -- 3.4%
--------------------------------------------------------------------------------
Bank of America Corp.                            1,220               55,967
Chase Manhattan Corp.                            1,491               67,747
Chubb Corp.                                        565               48,872
Fannie Mae (++)                                    400               34,700
Hartford Financial
  Services Group                                   620               43,787
Marsh & McLennan
  Companies Inc.(++)                               350               40,950
Mellon Financial Corp.                           1,400               68,863
Merrill Lynch & Co. Inc.                           800               54,550
Morgan Stanley
  Dean Witter & Co.(++)                            400               31,700
                                                               ------------
                                                                    447,136
                                                               ------------
HEALTHCARE -- 1.4%
--------------------------------------------------------------------------------
American Home
  Products Corp.(++)                             1,100               69,905
Bristol-Myers
  Squibb Co.(++)                                   975               72,089

CITISELECT VIP FOLIO 300 BALANCED

PORTFOLIO OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2000


ISSUER                                           SHARES             VALUE
--------------------------------------------------------------------------------
Johnson & Johnson(++)                              375         $     39,398
                                                               ------------
                                                                    181,392
RAW & INTERMEDIATE MATERIALS -- 1.1%
--------------------------------------------------------------------------------
Alcoa Inc.                                       1,550               51,925
Dow Chemical Co.                                 1,175               43,034
E. I. du Pont de
  Nemours & Co.                                  1,116               53,917
                                                               ------------
                                                                    148,876
                                                               ------------
TECHNOLOGY -- 1.3%
--------------------------------------------------------------------------------
First Data Corp.                                   750               39,516
Intel Corp.(++)                                  1,000               30,312
International Business
  Machines Corp.(++)                               525               44,625
Pitney Bowes Inc.                                1,665               55,153
                                                               ------------
                                                                    169,606
                                                               ------------
UTILITIES -- 0.9%
--------------------------------------------------------------------------------
Duke Power Co.                                     575               49,019
Williams Companies Inc.                          1,805               72,088
                                                               ------------
                                                                    121,107
                                                               ------------
TOTAL COMMON STOCKS                                               2,084,739
                                                               ------------
SHORT-TERM OBLIGATION -- 1.1%
--------------------------------------------------------------------------------
Federal Home Loan
  Bank Discount Note
  4.75% due 1/02/01(+)                                              150,003
                                                               ------------
Total Large Cap Value
  (Identified Cost $2,131,274)                                    2,234,742
                                                               ------------
SMALL CAP GROWTH -- 19.8%
--------------------------------------------------------------------------------
COMMON STOCKS -- 19.8%
--------------------------------------------------------------------------------
CAPITAL GOODS/PRODUCER
MANUFACTURING -- 2.3%
--------------------------------------------------------------------------------
Alliant Techsystems Inc.*                          380               25,365
Aptargroup Inc.*                                 1,291               37,923
Cleco Corp.*                                       670               36,683
Mettler Toledo
  International Inc.*                              986               53,615
National Instruments
  Corp.*(++)                                       930               45,163
Newport Corp.                                      490               38,519
Shaw Group Inc.*                                 1,415               70,750
                                                               ------------
                                                                    308,018
                                                               ------------
COMMERCIAL SERVICES -- 0.4%
--------------------------------------------------------------------------------
Aeroflex Inc.*                                   1,256               36,208
Ixia*                                              526               12,032
                                                               ------------
                                                                     48,240
                                                               ------------
CONSUMER SERVICES -- 1.4%
--------------------------------------------------------------------------------
Callaway Golf Co.                                  990               18,439
Catalina Marketing
  Corp.*                                         1,687               65,689
Emmis Communications
  Corp.*                                           460               13,196
Ethan Allen Interiors Inc.                         540               18,090
Hispanic Broadcasting
  Corp.*                                           500               12,750
Houghton Mifflin Co.                               410               19,014
Isle of Capri Casinos Inc.*                        600                6,375
JAKKS Pacific Inc.*                                755                6,889
P.F. Chang's China
  Bistro Inc.*                                     295                9,275
Station Casinos Inc.*                              652                9,739
Westwood One Inc.*                                 422                8,150
XM Satellite Radio
  Holdings Inc.*                                   270                4,337
                                                               ------------
                                                                    191,943
                                                               ------------
ELECTRONICS/TECHNICAL SERVICES -- 2.5%
--------------------------------------------------------------------------------
APW Ltd.                                           605               20,419
C-Cube Microsystems
  Inc.*                                            759                9,345
Celeritek Inc.*                                    525               20,016
E. Piphany Inc.*                                   241               12,999
Emulex Corp.*                                      663               52,999
Iona Technologies
  PLC* ADRs                                        313               20,971
Leap Wireless
  International Inc.                               220                5,500
Macromedia Inc.*                                   505               30,679
Macrovision Corp.*                                 410               30,347
Methode Electronics Inc.                           800               18,350
Powerwave
  Technologies Inc.*                               501               29,309
Sawtek Inc.*                                       200                9,238
Semtech Corp.*                                     875               19,305
Silicon Storage
  Technology Inc.*                                 985               11,635
Spectralink Corp.*                                 945               13,643
Stratos Lightwave Inc.*                            164                2,798
Tollgrade Communications
  Inc.*                                            110                4,015
Ultimate Electronics Inc.*                         540               11,846
WatchGuard
  Technologies Inc.*                               185                5,852
                                                               ------------
                                                                    329,266
                                                               ------------

CITISELECT VIP FOLIO 300 BALANCED

PORTFOLIO OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 2000


ISSUER                                           SHARES             VALUE
--------------------------------------------------------------------------------
ENERGY/MINERALS -- 1.8%
--------------------------------------------------------------------------------
Coflexip ADRs                                      685         $     43,069
Hanover Compressor Co.*                          1,305               58,154
OSCA Inc.*                                       1,005               17,002
Precision Drilling Corp.*                        1,105               41,507
R&B Falcon Corp.*                                2,460               56,426
Varco International Inc.*                          955               20,772
                                                               ------------
                                                                    236,930
                                                               ------------
FINANCE -- 2.0%
--------------------------------------------------------------------------------
Affiliated Managers
  Group Inc.*                                      595               32,652
Banknorth Group Inc.                             1,945               38,778
Chittenden Corp.                                   711               21,552
Cullen Frost Bankers Inc.                        1,437               60,085
Presidential Life
  Insurance Corp.                                  410                6,124
SEI Investments Co.                                587               65,744
West America
  Bancorporation                                   955               41,065
                                                               ------------
                                                                    266,000
                                                               ------------
HEALTH SERVICES/TECHNOLOGY -- 4.2%
--------------------------------------------------------------------------------
Alpharma, Inc.                                     530               23,254
Andrx Corp.*                                       345               19,967
Apria Healthcare
  Group Inc.*                                    1,435               42,691
Aurora Bioscience Corp.*                           220                6,916
CIMA Labs Inc.*                                    488               31,752
Corixa Corp.*                                      820               22,859
Cubist Pharmaceuticals
  Inc.*                                            255                7,395
Curagen Corp.*                                     295                8,057
Emisphere Technologies
  Inc.*                                            290                7,250
Enzon Inc.*                                        475               29,480
Genset SA* ADRs                                    460                5,809
Gilead Sciences Inc.*                              440               36,493
Idec Pharmaceuticals
  Corp.*                                           176               33,363
KV Pharmaceuticals Co.*                            137                3,425
LifePoint Hospitals Inc.*                          820               41,103
Medicis Pharmaceutical
  Corp.*                                           450               26,606
Millennium Pharmaceuticals
  Inc.*                                            863               53,398
Multex Systems Inc.*                               430                5,698
NPS Pharmaceutical Inc.*                           275               13,200
Pharmacyclics Inc.*                                270                9,248
Shire Pharmaceuticals Group
  PLC* ADRs                                        906               41,733
Transkaryotic Therapies
  Inc.*                                            130                4,737
Triad Hospitals Inc.*                              835               27,190
Varian Inc.*                                     1,440               48,780
                                                               ------------
                                                                    550,404
                                                               ------------
INDUSTRIAL SERVICES -- 0.6%
--------------------------------------------------------------------------------
Atwood Oceanics Inc.*                              215                9,419
Carlisle Companies Inc.                            410               17,604
Gasonics International
  Corp.*                                           800               14,700
Gentex Corp.*                                      567               10,560
Teleflex Inc.                                      495               21,873
                                                               ------------
                                                                     74,156
                                                               ------------
RETAIL -- 0.9%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co*                            575               11,500
Cost Plus Inc.*                                  1,060               31,138
Footstar Inc.*                                     225               11,138
Linens' n Things Inc.*                             895               24,725
O' Reilly Automotive
  Inc.*                                          1,133               30,308
Zale Corp.*                                        225                6,539
                                                               ------------
                                                                    115,348
                                                               ------------
SEMI-CONDUCTOR -- 0.5%
--------------------------------------------------------------------------------
ATMI Inc.*                                         370                7,215
Emcore Corp.*                                      574               26,978
Transwitch Corp.*                                  729               28,522
                                                               ------------
                                                                     62,715
                                                               ------------
SOFTWARE -- 0.8%
--------------------------------------------------------------------------------
Activision Inc.*                                 3,050               46,132
Actuate Corp.*                                     690               13,196
Art Technology Group
  Inc.*                                            670               20,477
Blue Martini Software Inc.*                        385                5,101
Microstrategy Inc.*                                518                4,921
Natural Microsystems
  Corp                                             385                3,802
Purchasepro
  Communications Inc.                              515                9,013
Retek Inc.*                                        234                5,705
                                                               ------------
                                                                    108,347
                                                               ------------
TECHNOLOGY SERVICES -- 1.6%
--------------------------------------------------------------------------------
Bisys Group Inc.*                                  921               48,007
Idex Corp.                                         700               23,188
Interwoven Inc.*                                   225               14,836
MRV Communications
  Inc.*                                            365                4,882
Mattson Technology Inc.*                           817                8,425

CITISELECT VIP FOLIO 300 BALANCED

PORTFOLIO OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 2000


                                                SHARES/
                                               PRINCIPAL
ISSUER                                           AMOUNT             VALUE
--------------------------------------------------------------------------------
Mercury Interactive Corp.*                         644         $     58,121
Nuance Communications*                              75                3,235
Oak Technology Inc.*                             1,665               14,465
Optical Communications
  Products Inc.*                                   160                1,800
Veeco Instruments Inc.*                            105                4,213
Western Wireless Corp.*                            843               33,035
                                                               ------------
                                                                    214,207
                                                               ------------
TELECOMMUNICATIONS -- 0.6%
--------------------------------------------------------------------------------
Digital Microwave Corp.*                           125                3,962
Dobson Communications
  Corp                                             575                8,409
Exar Corp.*                                        630               19,520
Informatica Corp.*                                 415               16,418
Powertel Inc.*                                     285               17,652
Remec Inc.*                                      1,611               15,507
                                                               ------------
                                                                     81,468
                                                               ------------
TRANSPORTATION -- 0.2%
--------------------------------------------------------------------------------
C.H. Robinson
  Worldwide Inc.                                   785               24,678
Eagle U.S.A. Airfreight Inc.*                      287                6,870
                                                               ------------
                                                                     31,548
                                                               ------------
TOTAL SMALL CAP GROWTH
  (Identified Cost $2,391,912)                                    2,618,590
                                                               ------------
DOMESTIC FIXED INCOME -- 55.5%
--------------------------------------------------------------------------------
FIXED INCOME -- 50.8%
--------------------------------------------------------------------------------
ASSET BACKED -- 2.8%
--------------------------------------------------------------------------------
GE Capital Mortgage
  Securities Inc.
  5.905% due
  10/25/13                                $    150,000              149,134
GMAC Commercial
  Mortgage Securities
  Inc
  7.50% due 7/15/05                             40,000               41,150
  6.42% due 8/15/08                             50,000               50,076
J.P. Morgan Commercial
  Mortgage Financial
  Corp
  6.373% due 1/15/30                            19,119               19,206
Morgan Stanley
  Capital Investment Inc.
  6.44% due 11/15/02                            64,119               64,296
Peco Energy
  Transportation Trust
  6.05% due 3/01/09                             50,000               49,672
                                                               ------------
                                                                    373,534
                                                               ------------
CORPORATE BONDS -- 6.1%
--------------------------------------------------------------------------------
Abitibi Consolidated Inc.
  8.50% due 8/01/30                             20,000               19,072
BB & T Corp.
  6.375% due 6/30/05                            45,000               44,707
Clear Channel
  Communications
  7.25% due 9/15/03                             20,000               20,151
Coastal Corp.
  7.75% due 6/15/10                             20,000               21,142
Credit Suisse First Boston
  7.29% due 9/15/09                             50,000               52,692
DaimlerChrysler
  Northern Holdings Co.
  7.75% due 5/27/03                             40,000               40,647
Donaldson, Lufkin &
  Jenrette
  5.875% due 4/01/02                            45,000               44,833
Hanson PLC
  7.875% due 9/27/10                            20,000               19,880
Lockheed Martin Corp.
  8.20% due 12/01/09                            20,000               21,925
Merrill Lynch & Co Inc.
  7.08% due 10/03/05                            35,000               35,941
Meyer (Fred) Inc.
  7.375% due 3/01/05                            20,000               20,563
National Rural Utilities
  Cooperative Finance
  6.20% due 2/01/08                             40,000               38,968
Nisource Financial Corp.
  7.625% due
  11/15/05(#)                                   20,000               20,616
Northwest Airlines
  8.072% due 10/01/19                           40,000               42,396
Osprey Trust Inc.
  8.31% due 1/15/03(#)                          20,000               20,473
Pacific Gas &
  Electric Co.
  7.375% due
  11/01/05(#)                                   20,000               16,687
Popular North
  America Inc.
  6.875% due 6/15/01                            50,000               50,070
Qwest Corp.
  7.625% due 6/09/03                            20,000               20,393
Reliant Energy
  Resources Corp.
  8.125% due
  7/15/05(#)                                    20,000               20,904

CITISELECT VIP FOLIO 300 BALANCED

PORTFOLIO OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 2000


                                               PRINCIPAL
ISSUER                                           AMOUNT             VALUE
--------------------------------------------------------------------------------
Target Corp.
  6.65% due 8/01/28                       $     50,000         $     44,744
Tosco Corp.
  8.125% due 2/15/30                            20,000               21,518
Tyco International Group
  6.875% due 9/05/02                            35,000               35,246
Verizon Global
  Funding Corp.
  7.25% due 12/01/10                            60,000               61,256
Vodafone Group PLC
  7.75% due 2/15/10                             35,000               36,230
Wells Fargo Bank
  7.80% due 6/15/10                             40,000               41,778
                                                               ------------
                                                                    812,832
                                                               ------------
MORTGAGE BACKED -- 21.7%
--------------------------------------------------------------------------------
Freddie Mac
  7.50% due TBA                                 50,000               50,766
  8.00% due TBA                                600,000              615,188
  7.00% due 7/15/05                          1,500,000            1,574,055
  6.25% due 6/15/24                             50,000               50,189
Fannie Mae
  7.00% due TBA                                200,000              202,187
  7.41% due 8/17/21                             50,000               52,450
  6.50% due 4/01/29                            111,188              109,659
Government National
  Mortgage Association
  6.50% due TBA                                170,000              168,141
  7.00% due 2/15/24                             43,773               44,101
                                                               ------------
                                                                  2,866,736
                                                               ------------
U. S. TREASURY OBLIGATIONS -- 18.2%
--------------------------------------------------------------------------------
United States Treasury Bonds
  8.125% due 8/15/19                           155,000              200,362
  6.125% due 8/15/29                            95,000              103,328
U.S. Treasury Inflationary
  Index Bonds T II
  3.625% due 4/15/28(o)                         64,239               63,015
                                                               ------------
                                                                    366,705
                                                               ------------
United States Treasury Notes
  5.875% due 11/15/04                          105,000              107,739
  6.75% due 5/15/05                          1,500,000            1,597,965
  5.75% due 11/15/05                            15,000               15,490
  6.875% due 5/15/06                           175,000              189,301
  6.50% due 2/15/10                            115,000              125,817
  5.75% due 8/15/10                             10,000               10,480
                                                               ------------
                                                                  2,046,792
                                                               ------------
YANKEE BONDS -- 2.0%
--------------------------------------------------------------------------------
Corporacion Andina de Fomento
  7.75% due 3/01/04                             40,000               40,652
Imperial Tobacco
  Overseas BV
  7.125% due 4/01/09                            20,000               18,827
Merita Bank PLC
  6.50% due 4/01/09                             40,000               38,248
Ontario Province
  of Canada
  5.50% due 10/01/08                            45,000               43,307
Pemex Financial Ltd.
  9.03% due 2/15/11                             20,000               21,116
Quebec Province
  of Canada
  7.50% due 9/15/29                             40,000               42,688
Telefonica de Argentina
  9.125% due
  5/07/08(#)                                    20,000               17,450
YPF Sociedad Anonima
  7.25% due 3/15/03                             40,000               38,937
                                                               ------------
                                                                    261,225
                                                               ------------
TOTAL FIXED INCOME                                                6,727,824
                                                               ------------
SHORT-TERM OBLIGATION -- 4.7%
--------------------------------------------------------------------------------
Federal Home Loan
  Bank Discount Note
  4.75% due 1/02/01(+)                                              629,845
                                                               ------------
TOTAL DOMESTIC
  FIXED INCOME
  (Identified Cost $7,221,338)                                    7,357,669
                                                               ------------
HIGH YIELD BOND -- 0.9%
--------------------------------------------------------------------------------
FIXED INCOME -- 0.9%
--------------------------------------------------------------------------------
DOMESTIC CORPORATIONS -- 0.6%
--------------------------------------------------------------------------------
CAPITAL GOODS/BUILDING PRODUCTS -- 0.3%
--------------------------------------------------------------------------------
Jordan Industries Inc.
  10.375% due
  8/01/07(#)                                    50,000               42,000
                                                               ------------
FINANCIAL -- 0.3%
--------------------------------------------------------------------------------
Avis Group Holdings Inc.
  11.00% due
  5/01/09(#)                                    35,000               37,800
Contifinancial Corp.*
  8.375% due
  8/15/03(#)                                    50,000                7,250
                                                               ------------
                                                                     45,050
                                                               ------------
20

CITISELECT VIP FOLIO 300 BALANCED

PORTFOLIO OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 2000



                                               PRINCIPAL
ISSUER                                           AMOUNT             VALUE
--------------------------------------------------------------------------------
MORTGAGE OBLIGATIONS -- 0.3%
--------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES/
PASSTHROUGHS -- 0.3%
--------------------------------------------------------------------------------
Airplane Trust
  10.875% due 3/15/19                     $     49,385         $     36,497
                                                               ------------
TOTAL FIXED INCOME                                                  123,547
                                                               ------------

SHORT-TERM OBLIGATIONS -- 0.0%
--------------------------------------------------------------------------------
Federal Home Loan
  Bank Discount Note
  4.75% due 1/02/01(+)                                                  377
                                                               ------------
TOTAL HIGH YIELD BOND
  (Identified Cost $179,015)                                        123,924
                                                               ------------
TOTAL INVESTMENTS
  (Identified Cost
   $ 13,810,176)                                 107.0%          14,175,334
OTHER ASSETS,
  LESS LIABILITIES                                (7.0)            (930,203)
                                                 -----         ------------
NET ASSETS                                       100.0%        $ 13,245,131
                                                 =====         ============


*    Non-income producing

(o)  Principal amount of security is adjusted for inflation.

(#) Rule 144A Security exempt from registration under Rule 144A of the Securities Act of 1933.

(+) The Portfolio owns in aggregate Federal Home Loan Bank Discount Note 4.75% due 1/02/01 valued at $865,885, portions of which are listed separately by each asset class.

(++) The Portfolio owns in aggregate 3,396 shares of General Electric Co. valued at $162,796; 1675 shares of Bristol Myers Squibb Co. valued at $123,845; 1510 shares of PepsiCo Inc. valued at $74,840; 855 shares Johnson & Johnson valued at $89,828; 1,360 shares of American Home Products Inc. valued at $86,428; 930 shares of Illinois Tool Works valued at $55,393; 1,070 shares of International Business Machines Corp. valued at $90,950; 740 shares of Fannie Mae valued at $64,195; 745 shares of Morgan Stanley Dean Witter valued at $59,041; 465 shares of Marsh & McLennan Companies Inc. valued at $54,405; 3,091 shares of Intel Corp. valued at $93,173; and 1,019 shares of National Instrument Corp. valued at $49,485; portions of which are listed separately by each asset class.

TBA (To be announced)--mortgage-backed securities traded under delayed delivery commitments.

ADRs--American Depositary Receipts

See notes to financial statements

CITISELECT VIP FOLIO 400 GROWTH

PORTFOLIO OF INVESTMENTS                                      DECEMBER 31, 2000



ISSUER                                            SHARES             VALUE
--------------------------------------------------------------------------------
LARGE CAP GROWTH -- 20.6%
--------------------------------------------------------------------------------
COMMON STOCKS -- 19.7%
--------------------------------------------------------------------------------
CAPITAL GOODS/PRODUCER
MANUFACTURER -- 0.1%
American Power
  Conversion Corp.*                                 90         $      1,114
Illinois Tool Works Inc. (++)                      102                6,075
                                                               ------------
                                                                      7,189
                                                               ------------
COMMERCIAL SERVICES -- 0.7%
--------------------------------------------------------------------------------
Automatic Data
  Processing Inc.                                  210               13,296
Paychex                                            185                8,996
Time Warner Inc.                                   370               19,329
Viacom Inc. Class B*                               380               17,765
                                                               ------------
                                                                     59,386
                                                               ------------
COMPUTER SOFTWARE -- 2.0%
--------------------------------------------------------------------------------
America Online Inc.*                               795               27,666
Microsoft Corp.*                                 1,597               69,270
National Instruments
  Corp.* (++)                                       83                4,031
Oracle Corp.*                                    1,971               57,282
Veritas Software Corp.*                            125               10,937
                                                               ------------
                                                                    169,186
                                                               ------------
COMPUTER & TELECOMMUNICATIONS
EQUIPMENT -- 3.5%
---------------------------------------------------------------------------
Cisco Systems Inc.*                              2,166               82,849
Comverse Technology Inc.*                           69                7,495
EMC Corp.*                                         745               49,542
International Business
  Machines Corp. (++)                              540               45,900
Nortel Networks Corp.                            1,065               34,147
Qualcomm Inc.*                                     202               16,602
Qwest Communications
  International Inc.*                              440               18,040
Sun Microsystems Inc.*                           1,166               32,502
Symbol Technologies Inc.                            45                1,620
Tellabs Inc.*                                      130                7,345
                                                               ------------
                                                                    296,042
                                                               ------------
CONGLOMERATES -- 1.6%
--------------------------------------------------------------------------------
Concord EFS Inc.*                                  175                7,689
General Dynamics Corp.                              55                4,290
General Electric Co. (++)                        2,683              128,616
                                                               ------------
                                                                    140,595
                                                               ------------
CONSUMER NON-DURABLES -- 0.9%
--------------------------------------------------------------------------------
Cola Cola Co.                                      820         $     49,969
PepsiCo Inc. (++)                                  520               25,773
                                                               ------------
                                                                     75,742
                                                               ------------
CONSUMER SERVICES -- 0.1%
--------------------------------------------------------------------------------
Carnival Corp.                                     225                6,933
Harley Davidson Inc.                               110                4,373
                                                               ------------
                                                                     11,306
                                                               ------------
FINANCE -- 2.0%
--------------------------------------------------------------------------------
American Express Co.                               451               24,777
Bank of New York Inc.                              269               14,845
Bear Stearns Companies Inc.                         45                2,281
Charles Schwab Corp.                               480               13,620
Freddie Mac                                        230               15,841
Fannie Mae (++)                                    325               28,194
MBNA Corp.                                         405               14,960
Marsh & McLennan
  Companies Inc. (++)                              110               12,870
Morgan Stanley
  Dean Witter & Co. (++)                           330               26,153
Northern Trust Corp.                                63                5,138
State Street Corp.                                  55                6,832
Synovus Financial Corp.                             90                2,424
                                                               ------------
                                                                    167,935
                                                               ------------
HEALTHCARE -- 5.0%
--------------------------------------------------------------------------------
Abbott Laboratories                                518               25,091
American Home
  Products Corp. (++)                              245               15,570
Amgen Inc.*                                        365               23,337
Bristol-Myers
  Squibb Co.(++)                                   675               49,908
Cardinal Health Inc.                                95                9,464
Eli Lilly & Co.                                    442               41,134
Health Management
  Associates*                                      230                4,772
Johnson & Johnson (++)                             463               48,644
Medtronic Inc.                                     410               24,754
Merck & Co.                                        705               66,006
Pfizer Inc.                                      1,870               86,020
Schering-Plough Corp.                              518               29,396
                                                               ------------
                                                                    424,096
                                                               ------------
RETAIL -- 1.7%
--------------------------------------------------------------------------------
Bed Bath & Beyond Inc.*                            236                5,281
Home Depot Inc.                                    773               35,316
Kohl's Corp.*                                       97                5,917
Walgreen Co.                                       325               13,589
Wal-Mart Stores Inc.                             1,577               83,778
                                                               ------------
                                                                    143,881
                                                               ------------

CITISELECT VIP FOLIO 400 GROWTH

PORTFOLIO OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 2000



ISSUER                                           SHARES              VALUE
--------------------------------------------------------------------------------
SEMI-CONDUCTOR -- 1.1%
--------------------------------------------------------------------------------
Altera Corp.*                                      146         $      3,842
Applied Materials Inc.*                            280               10,692
Broadcom Corp.*                                     54                4,536
Corning Inc.                                       281               14,840
Linear Technologies Corp.                          107                4,949
Maxim Integrated
  Products Inc.*                                    97                4,638
Microchip Technology Inc.*                         160                3,510
Network Appliance Inc.*                            109                6,996
SDL Inc.*                                           66                9,780
Texas Instruments Inc.                             530               25,109
Xilinx Inc.*                                       135                6,227
                                                               ------------
                                                                     95,119
                                                               ------------
TECHNOLOGY -- 1.0%
--------------------------------------------------------------------------------
Dell Computer Corp.*                               435                7,585
Intel Corp. (++)                                 2,024               60,846
JDS Uniphase Corp.*                                 50                2,084
Jabil Circuit Inc.*                                 98                2,487
Lucent Technologies Inc.                           450                6,075
Sanmina Corp.*                                      52                3,985
                                                               ------------
                                                                     83,062
                                                               ------------
TRANSPORTATION -- 0.0%
--------------------------------------------------------------------------------
Expeditors International of
  Washington, Inc.                                  35                1,879
                                                               ------------
TOTAL COMMON STOCKS                                               1,675,418
                                                               ------------

SHORT-TERM OBLIGATION -- 0.9%
--------------------------------------------------------------------------------
Federal Home Loan Bank
  Discount Note
  4.75% due 1/02/01(+)                                               79,674
                                                               ------------
TOTAL LARGE CAP GROWTH
  (Identified Cost $1,827,388)                                    1,755,092
                                                               ------------
LARGE  CAP  VALUE -- 25.3%
--------------------------------------------------------------------------------
COMMON STOCKS -- 23.7%
--------------------------------------------------------------------------------
CAPITAL GOODS/PRODUCER
MANUFACTURER -- 2.2%
--------------------------------------------------------------------------------
Emerson Electric Co.                               500               39,406
General Electric Co. (++)                          300               14,381
Honeywell
  International Inc.                               495               23,420
Illinois Tool Works Inc. (++)                      825               49,139
United Technologies Corp.                          800               62,900
                                                               ------------
                                                                    189,246
                                                               ------------
COMMUNICATION
EQUIPMENT & Services -- 3.1%
--------------------------------------------------------------------------------
AT&T Corp.                                       1,225               21,208
Alltel Corp.                                       800               49,950
Bell South Corp.                                 1,200               49,125
SBC Communications Inc.                          1,138               54,340
Sprint Corp.                                     2,225               45,195
Verizon Communications                             840               42,105
                                                               ------------
                                                                    261,923
                                                               ------------
CONSUMER CYCLICALS -- 0.6%
--------------------------------------------------------------------------------
McGraw-Hill
  Companies Inc.                                   950               55,694
                                                               ------------
CONSUMER STAPLES -- 1.9%
--------------------------------------------------------------------------------
Gillette Co.                                     1,250               45,156
Kimberly Clark Corp.                               970               68,569
PepsiCo Inc. (++)                                  940               46,589
                                                               ------------
                                                                    160,314
                                                               ------------
ENERGY -- 3.6%
--------------------------------------------------------------------------------
Chevron Corp.                                      670               56,573
Conoco Inc. Class A                              2,310               66,124
El Paso Energy Corp.                               750               53,719
Exxon Mobil Corp.                                  900               78,244
Halliburton Co.                                  1,340               48,575
                                                               ------------
                                                                    303,235
                                                               ------------
FINANCE -- 5.3%
--------------------------------------------------------------------------------
Bank of America Corp.                            1,285               58,949
Chase Manhattan                                  1,480               67,247
Chubb Corp.                                        525               45,412
Fannie Mae (++)                                    350               30,362
Hartford Financial
  Services Group                                   755               53,322
Marsh & McLennan
  Companies Inc. (++)                              325               38,025
Mellon Financial Corp.                           1,440               70,830
Merrill Lynch & Co. Inc.                           750               51,141
Morgan Stanley
  Dean Witter & Co. (++)                           400               31,700
                                                               ------------
                                                                    446,988
                                                               ------------
HEALTHCARE -- 2.0%
--------------------------------------------------------------------------------
American Home
  Products Corp. (++)                            1,000               63,550
Bristol-Myers
  Squibb Co. (++)                                  925               68,392
Johnson & Johnson (++)                             400               42,025
                                                               ------------
                                                                    173,967
                                                               ------------

CITISELECT VIP FOLIO 400 GROWTH

PORTFOLIO OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 2000



ISSUER                                           SHARES              VALUE
--------------------------------------------------------------------------------
RAW & INTERMEDIATE MATERIALS -- 1.7%
--------------------------------------------------------------------------------
Alcoa Inc.                                       1,550         $    51,925
Dow Chemical Co.                                 1,100              40,288
E. I. du Pont de
  Nemours & Co.                                  1,115              53,868
                                                               ------------
                                                                    146,081
                                                               ------------
TECHNOLOGY -- 2.0%
--------------------------------------------------------------------------------
First Data Corp.                                   750               39,516
Intel Corp. (++)                                 1,000               30,312
International Business
  Machines Corp. (++)                              500               42,500
Pitney Bowes Inc.                                1,630               53,994
                                                               ------------
                                                                    166,322
                                                               ------------
UTILITIES -- 1.3%
--------------------------------------------------------------------------------
Duke Energy Co.                                    454               38,704
Williams Companies Inc.                          1,750               69,891
                                                               ------------
                                                                    108,595
                                                               ------------
TOTAL COMMON STOCKS                                               2,012,365
                                                               ------------

SHORT-TERM OBLIGATION -- 1.6%
--------------------------------------------------------------------------------
Federal Home Loan
  Bank Discount Note
    4.75% due 1/02/01(+)                                            135,396
                                                               ------------
TOTAL LARGE CAP VALUE
  (Identified Cost $2,021,834)                                    2,147,761
                                                               ------------
SMALL CAP  GROWTH -- 24.3%
--------------------------------------------------------------------------------
COMMON STOCKS -- 24.3%
--------------------------------------------------------------------------------
CAPITAL GOODS/
PRODUCER MANUFACTURING -- 2.4%
--------------------------------------------------------------------------------
Alliant Techsystems Inc.*                          297               19,825
Aptargroup Inc.*                                 1,019               29,933
Cleco Corp.*                                       525               28,744
Mettler Toledo
  International Inc.*                              778               42,304
Newport Corp.                                      390               30,658
Optical Communication
  Products*                                        129                1,451
Shaw Group Inc.*                                 1,110               55,500
                                                               ------------
                                                                    208,415
                                                               ------------
COMMERCIAL SERVICES -- 0.4%
--------------------------------------------------------------------------------
Aeroflex Inc.*                                     992               28,597
Ixia*                                              415                9,493
                                                               ------------
                                                                     38,090
                                                               ------------

CONSUMER SERVICES -- 1.8%
--------------------------------------------------------------------------------
Callaway Golf Co.                                  785               14,621
Catalina Marketing Corp.*                        1,330               51,787
Emmis
  Communications Corp.*                            360               10,327
Ethan Allen Interiors Inc.                         421               14,103
Hispanic Broadcasting Corp.*                       395               10,072
Houghton Mifflin Co.                               319               14,794
Isle of Capri Casinos Inc.*                        475                5,047
JAKKS Pacific Inc.*                                590                5,384
P.F. Chang's China Bistro Inc.*                    230                7,231
Station Casinos Inc.*                              517                7,723
Westwood One Inc.*                                 331                6,392
XM Satellite
 Radio Holdings Inc.*                              215                3,453
                                                               ------------
                                                                    150,934
                                                               ------------
ELECTRONICS/
TECHNICAL SERVICES -- 3.0%
--------------------------------------------------------------------------------
APW Ltd.                                           479               16,166
C-Cube Microsystems Inc.*                          595                7,326
Celeritek Inc.*                                    410               15,631
E. Piphany Inc.*                                   191               10,302
Emulex Corp.*                                      525               41,967
Iona Technologies
  PLC* ADRs                                        250               16,750
Leap Wireless
  International Inc.                               175                4,375
Macromedia Inc.*                                   400               24,300
Macrovision Corp.*                                 320               23,685
Methode Eletronics Inc.                            630               14,451
Powerwave
  Technologies Inc.*                               397               23,225
Sawtek Inc.*                                       160                7,390
Semtech Corp.*                                     695               15,333
Silicon Storage
  Technology Inc.*                                 775                9,155
Spectralink Corp.*                                 745               10,756
Stratos Lightwave Inc.*                            129                2,201
Tollgrade
  Communications Inc.*                              84                3,066
Veeco Instruments Inc.                              85                3,411
WatchGuard
  Technologies Inc.*                               145                4,586
                                                               ------------
                                                                    254,076
                                                               ------------

CITISELECT VIP FOLIO 400 GROWTH

PORTFOLIO OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 2000



ISSUER                                           SHARES              VALUE
--------------------------------------------------------------------------------
ENERGY/MINERALS -- 2.2%
--------------------------------------------------------------------------------
Coflexip ADRs                                      540         $     33,952
Hanover Compressor Co.*                          1,025               45,677
OSCA Inc.*                                         790               13,381
Precision Drilling Corp.*                          875               32,867
R & B Falcon Corp.*                              1,935               44,384
Varco International Inc.*                          755               16,421
                                                               ------------
                                                                    186,682
                                                               ------------
FINANCE -- 2.5%
--------------------------------------------------------------------------------
Affiliated Managers
  Group Inc.*                                      465               25,517
Banknorth Group Inc.                             1,529               30,484
Chittenden Corp.                                   554               16,793
Cullen Frost Bankers Inc.                        1,128               47,164
Presidential Life
  Insurance Corp.                                  320                4,780
SEI Investments Co.                                459               51,408
West America
  Bancorporation                                   755               32,465
                                                               ------------
                                                                    208,611
                                                               ------------
HEALTH SERVICES/TECHNOLOG -- 5.1%
--------------------------------------------------------------------------------
Alpharma Inc.                                      415               18,208
Andrx Corp.*                                       274               15,858
Apria Healthcare Group
  Inc.*                                          1,125               33,469
Aurora Bioscience Corp.*                           170                5,344
CIMA Labs Inc.*                                    385               25,049
Corixa Corp.*                                      645               17,979
Cubist Pharmaceuticals Inc.*                       195                5,655
Curagen Corp.*                                     230                6,282
Emisphere Technologies Inc.*                       225                5,625
Enzon Inc.*                                        370               22,963
Genset SA* ADRs                                    360                4,545
Gilead Sciences Inc.*                              350               29,028
Idec Pharmaceuticals Corp.*                        137               25,970
KV Pharmaceutical Co.*                             110                2,750
LifePoint Hospitals Inc.*                          640               32,080
Medicis
  Pharmaceutical Corp.*                            355               20,989
Millennium
  Pharmaceuticals Inc.*                            678               41,951
Multex Systems Inc.*                               340                4,505
NPS Pharmaceuticals Inc.*                          215               10,320
Pharmacyclics Inc.*                                215                7,364
Shire Pharmaceuticals
  Group PLC* ADRs                                  714               32,889
Transkaryotic Therapies Inc.*                      110                4,008
Triad Hospitals Inc.*                              660               21,491
Varian Inc.*                                     1,130               38,279
                                                               ------------
                                                                    432,601
                                                               ------------
INDUSTRIAL SERVICES -- 0.7%
--------------------------------------------------------------------------------
Atwood Oceanics Inc.*                              170                7,448
Carlisle Companies Inc.                            320               13,740
Gasonics International Corp.*                      630               11,576
Gentex Corp.*                                      445                8,288
Teleflex Inc.                                      390               17,233
                                                               ------------
                                                                     58,285
                                                               ------------
RETAIL -- 1.2%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co.*                           455                9,100
Cost Plus Inc.*                                    837               24,587
Footstar Inc.*                                     175                8,662
Linens 'n Things Inc.*                             706               19,503
O'Reilly Automotive Inc.*                          893               23,888
Ultimate Electronics Inc.*                         430                9,433
Zale Corp.*                                        170                4,941
                                                               ------------
                                                                    100,114
                                                               ------------
SEMI-CONDUCTOR -- 0.6%
--------------------------------------------------------------------------------
ATMI Inc.*                                         285                5,557
Emcore Corp.*                                      451               21,197
Transwitch Corp.*                                  574               22,458
                                                               ------------
                                                                     49,212
                                                               ------------
SOFTWARE & SERVICES -- 1.5%
--------------------------------------------------------------------------------
Activision Inc.*                                 2,400               36,300
Actuate Corp.*                                     547               10,461
Art Technology Group Inc.*                         530               16,198
Blue Martini Software Inc.*                        305                4,041
Mercury Interactive Corp.*                         504               45,486
Microstrategy Inc.*                                404                3,838
Natural Microsystems Corp.                         305                3,012
Purchasepro
  Communications Inc.                              405                7,088
Retek Inc.*                                        184                4,485
                                                               ------------
                                                                    130,909
                                                               ------------
TECHNOLOGY SERVICES -- 1.8%
--------------------------------------------------------------------------------
Bisys Group Inc.*                                  725               37,791
Idex Corp.                                         550               18,219
Interwoven Inc.*                                   176               11,605
MRV Communications Inc.*                           280                3,745
Mattson Technology Inc.*                           642                6,621
National
  Instruments Corp.*(++)                           730               35,451
Nuance Communications*                              60                2,588
Oak Technology Inc.*                             1,310               11,381
Western Wireless Corp.*                            667               26,138
                                                               ------------
                                                                    153,539
                                                               ------------
                                                                              25

CITISELECT VIP FOLIO 400 GROWTH

PORTFOLIO OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 2000

                                                SHARES/
                                               PRINCIPAL
ISSUER                                           AMOUNT              VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.8%
--------------------------------------------------------------------------------
Digital Lightwave Inc.*                             99         $      3,137
Dobson
  Communications Corp.*                            450                6,581
Exar Corp.*                                        494               15,306
Informatica Corp.*                                 323               12,779
Powertel Inc.*                                     225               13,936
Remec Inc.*                                      1,265               12,176
                                                               ------------
                                                                     63,915
                                                               ------------
TRANSPORTATION -- 0.3%
--------------------------------------------------------------------------------
C.H. Robinson
  Worldwide Inc.                                   616               19,365
Eagle U.S.A. Airfreight Inc.*                      225                5,386
                                                               ------------
                                                                     24,751
                                                               ------------
TOTAL SMALL CAP GROWTH
  (Identified Cost $1,888,761)                                    2,060,134
                                                               ------------
DOMESTIC FIXED INCOME -- 31.4%
--------------------------------------------------------------------------------
FIXED INCOME-- 28.2%
--------------------------------------------------------------------------------
ASSET BACKED -- 0.5%
--------------------------------------------------------------------------------
GE Capital Mortgage
  Securities Inc.
  5.905% due 10/25/13                     $     20,000               19,885
J.P. Morgan Commercial
  Mortgage Financial Corp.
  6.373% due 1/15/30                             3,187                3,201
Morgan Stanley
  Capital Investment Inc.
  6.44% due 11/15/02                            12,824               12,859
Peco Energy
  Transportation Trust
  6.05% due 3/01/09                              5,000                4,967
                                                               ------------
                                                                     40,912
                                                               ------------
CORPORATE BONDS-- 2.5%
--------------------------------------------------------------------------------
Abitibi Consolidated Inc.
  8.85% due 8/01/30                              5,000                4,768
BB & T Corp.
  6.375% due 6/30/05                            10,000                9,935
Clear Channel
  Communications
  7.25% due 9/15/03                              5,000                5,038
Coastal Corp.
  7.75% due 6/15/10                              5,000                5,286
Credit Suisse First Boston
  7.29% due 9/15/09                             10,000               10,538
DaimlerChrysler
  Northern Holdings Co
  7.75% due 5/27/03                             10,000               10,162
Donaldson, Lufkin
  & Jenrette
  5.875% due 4/01/02                            10,000                9,963
General Motors
  Acceptance Corp.
  7.50% due 7/15/05                             10,000               10,288
Hanson PLC
  7.875% due 9/27/10                             5,000                4,970
Lockheed Martin Corp.
  8.20% due 12/01/09                             5,000                5,481
Merrill Lynch & Co. Inc.
  7.08% due 10/03/05                            10,000               10,269
Meyer (Fred) Inc.
  7.375% due 3/01/05                             5,000                5,141
National Rural Utilities
  Cooperative Finance
  6.20% due 2/01/08                             10,000                9,742
Nisource Financial Corp.
  7.625% due 11/15/05                            5,000                5,154
Northwest Airlines
  8.072% due 10/01/19                           10,000               10,599
Osprey Trust Inc.
  8.31% due 1/15/03                              5,000                5,118
Pacific Gas & Electric Co.
  7.375% due
  11/01/05 (#)                                  10,000                8,344
Popular North America Inc.
  6.875% due 6/15/01                            10,000               10,014
Qwest Corp.
  7.625% due 6/09/03                             5,000                5,098
Reliant Energy
  Resource Corp.
  8.125% due 7/15/05                             5,000                5,226
Target Corp.
  6.65% due 8/01/28                              5,000                4,474
Tosco Corp.
  8.125% due 2/15/30                             5,000                5,379
Tyco International Group
  6.875% due 9/05/02                            10,000               10,070
Verizon Global
  Funding Corp.
  7.25% due 12/01/10                            25,000               25,524
Vodafone Group PLC
  7.75% due 2/15/10                             10,000               10,351
Wells Fargo
  7.80% due 6/15/10                             10,000               10,445
                                                               ------------
                                                                    217,377
                                                               ------------
MORTGAGE BACKED -- 15.8%
--------------------------------------------------------------------------------
Freddie Mac
  7.50% due TBA                                 10,000               10,153
  8.00% due TBA                                100,000              102,531
  7.00% due 7/15/05                          1,000,000            1,049,370
  6.25% due 6/15/24                             10,000               10,038

CITISELECT VIP FOLIO 400 GROWTH

PORTFOLIO OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 2000


                                               PRINCIPAL
ISSUER                                           AMOUNT              VALUE
--------------------------------------------------------------------------------
Fannie Mae
  7.00% due TBA                           $    100,000         $   101,094
  7.35% due 8/17/21                              9,999              10,489
  6.50% due 4/01/29                             22,238              21,932
Government National Mortgage Association
  6.50% due TBA                                 25,000               24,727
  7.00% due 2/15/24                             10,943               11,025
                                                               ------------
                                                                  1,341,359
                                                               ------------
U. S. TREASURY OBLIGATIONS -- 8.6%
--------------------------------------------------------------------------------
United States Treasury Bonds
  8.125% due 8/15/19                            31,000               40,072
  6.125% due 8/15/29                            30,000               32,630
U.S. Treasury Inflationary
  Index Bonds
  3.625% due 4/15/28(o)                         10,706               10,502
                                                               ------------
                                                                     83,204
                                                               ------------
United States Treasury Notes
  5.875% due 11/15/04                           30,000               30,783
  6.75% due 5/15/05                            500,000              532,655
  6.875% due 5/15/06                            50,000               54,086
  6.50% due 2/15/10                             25,000               27,351
                                                               ------------
                                                                    644,875
                                                               ------------
YANKEE BONDS -- 0.8%
--------------------------------------------------------------------------------
Corporation Andina de Fomento
  7.75% due 3/01/04                             10,000               10,163
Imperial Tobacco Overseas BV
  7.125% due 4/01/09                             5,000                4,707
Merita Bank PLC
  6.50% due 4/01/09                             10,000                9,562
Ontario Province of Canada
  5.50% due 10/01/08                            10,000                9,624
Pemex Financial Ltd
  9.03% due 2/15/11                              5,000                5,279
Province of Canada
  7.50% due 9/15/29                             10,000               10,672
Telefonica de Argentina
  9.125% due 5/07/08                             5,000                4,362
YPF Sociedad Anonima
  7.25% due 3/15/03                             10,000                9,734
                                                               ------------
                                                                     64,103
                                                               ------------
TOTAL FIXED INCOME                                                2,391,830
                                                               ------------

SHORT-TERM OBLIGATIONS -- 3.2%
--------------------------------------------------------------------------------
Federal Home Loan Bank
  Discount Note
  4.75% due 1/03/00(+)                                             272,573
                                                               -----------
TOTAL DOMESTIC FIXED INCOME
  (Identified Cost $2,614,306)                                   2,664,403
                                                               ------------
HIGH YIELD BOND -- 0.5%
--------------------------------------------------------------------------------
FIXED  INCOME -- 0.5%
--------------------------------------------------------------------------------
DOMESTIC  CORPORATIONS -- 0.3
--------------------------------------------------------------------------------
CAPITAL  GOODS/
BUILDING PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
Jordan Industries Inc
  10.375%
  due 8/01/07(#)                                20,000               16,800
                                                               ------------
FINANCIAL -- 0.1
--------------------------------------------------------------------------------
Avis Group Holdings Inc.
  11.00% due 5/01/09(#)                         10,000               10,800
Contifinancial Corp.*
  8.375% due 8/15/03(#)                         20,000                2,900
                                                               ------------
                                                                     13,700
                                                               ------------
MORTGAGE OBLIGATIONS -- 0.2%
--------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES/
PASSTHROUGHS -- 0.2%
--------------------------------------------------------------------------------
Airplane Trust
  10.875% due 3/15/19                           19,754               14,599
                                                               ------------
TOTAL FIXED INCOME                                                   45,099
                                                               ------------
SHORT-TERM OBLIGATION -- 0.0%
--------------------------------------------------------------------------------
Federal Home Loan Bank
  Discount Note
  4.75% due 1/02/01(+)                                                  292
                                                               ------------
TOTAL HIGH YIELD BOND
  (Identified Cost $67,612)                                          45,391
                                                               ------------
TOTAL INVESTMENTS
  (Identified
  Cost $8,419,901)                                102.1%          8,672,781
OTHER ASSETS,
  LESS LIABILITIES                                (2.1)            (181,427)
                                                 ------        ------------
NET ASSETS                                       100.0%          $8,491,354
                                                 ======        ============

CITISELECT VIP FOLIO 400 GROWTH

PORTFOLIO OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 2000




*    Non-income producing

(o)  Principal amount of security is adjusted for inflation.

(#) Rule 144A - Security exempt from registration under Rule 144A of the Securities Act of 1933.

(+) The Portfolio owns in aggregate Federal Home Loan Bank Discount Note 4.75%, due 1/02/01 valued at $487,935, portions of which are listed separately by each asset class.

(++) The Portfolio owns in aggregate 2,983 shares of General Electric Co. valued at $142,997; 1,600 shares of Bristol Myers Squibb Co. valued at $118,300; 1,460 shares of PepsiCo Inc. valued at $72,362; 863 shares of Johnson & Johnson valued at $90,669; 1,245 shares of American Home Products Inc. valued at $79,120; 927 shares of Illinois Tool Works valued at $55,214; 1,040 shares of International Business Machines Corp. valued at $88,400; 675 shares of Fannie Mae valued at $58,556; 730 shares of Morgan Stanley Dean Witter valued at $57,853; 435 shares of Marsh & McLennan Companies Inc. valued at $50,895; 3,024 shares of Intel Corp. valued at $91,158; and 813 shares of National Instruments Corp. valued at $39,482; portions of which are listed separately by each asset class.

TBA (To be announced)--Mortgage-backed securities traded under delayed delivery commitments.


ADR's--American Depositary Receipts

     See notes to financial statements

CITISELECT VIP FOLIO 500 GROWTH PLUS

PORTFOLIO OF INVESTMENTS                                      DECEMBER 31, 2000


ISSUER                                           SHARES              VALUE
--------------------------------------------------------------------------------
LARGE CAP GROWTH -- 29.2%
--------------------------------------------------------------------------------
COMMON STOCKS -- 27.1%
--------------------------------------------------------------------------------
CAPITAL GOODS/PRODUCER
MANUFACTURER -- 0.1%
--------------------------------------------------------------------------------
American Power
  Conversion Corp.*                                 40         $       495
Illinois Tool Works Inc. (++)                       51               3,038
                                                               ------------
                                                                     3,533
                                                               ------------
COMMERCIAL SERVICES -- 0.9%
--------------------------------------------------------------------------------
Automatic Data
  Processing Inc.                                  105                6,648
Paychex Inc.                                        92                4,474
Time Warner Inc.                                   182                9,508
Viacom Inc. Class B*                               185                8,649
                                                               ------------
                                                                     29,279
                                                               ------------
COMMUNICATION SOFTWARE -- 2.8%
--------------------------------------------------------------------------------
America Online Inc.*                               394               13,711
Microsoft Corp.*                                   835               36,218
National
  Instruments Corp.* (++)                           43                2,088
Oracle Corp.*                                      975               28,336
Veritas Software Corp.*                             69                6,037
                                                               ------------
                                                                     86,390
                                                               ------------
COMPUTER & TELECOMMUNICATIONS
EQUIPMENT -- 5.1%
--------------------------------------------------------------------------------
Cisco Systems Inc.*                              1,148               43,911
Comverse Technology Inc.*                           34                3,693
Dell Computer Corp.                                215                3,749
EMC Corp.*                                         368               24,472
International Business
  Machines Corp. (++)                              275               23,375
JDS Uniphase Corp.                                  27                1,126
Jabil Circuit Inc.                                  50                1,269
Lucent Technologies Inc.                           235                3,173
Nortel Networks Corp.                              525               16,833
Qualcomm Inc.*                                     105                8,630
Qwest Communications
  International Inc.                               220                9,020
Sun Microsystems Inc.*                             578               16,112
Symbol Technologies Inc.                            30                1,080
Tellabs Inc.*                                       65                3,673
                                                               ------------
                                                                    160,116
                                                               ------------
CONGLOMERATES -- 2.6%
--------------------------------------------------------------------------------
Concord EFS Inc.*                                   90                3,954
General Dynamics Corp.                              30                2,340
General Electric Co.(++)                         1,606               76,988
                                                               ------------
                                                                     83,282
                                                               ------------
CONSUMER NON-DURABLES -- 1.2%
--------------------------------------------------------------------------------
Coca Cola Co.                                      405               24,680
PepsiCo Inc. (++)                                  255               12,638
                                                               ------------
                                                                     37,318
                                                               ------------
CONSUMER SERVICES -- 0.2%
--------------------------------------------------------------------------------
Carnival Corp.                                     110                3,389
Harley Davidson Inc.                                55                2,186
                                                               ------------
                                                                      5,575
                                                               ------------
FINANCE -- 2.6%
--------------------------------------------------------------------------------
American Express Co.                               225               12,361
Bank of New York Inc.                              135                7,450
Bear Stearns Companies Inc.                         26                1,318
Charles Schwab Corp.                               237                6,725
Freddie Mac                                        115                7,921
Fannie Mae (++)                                    160               13,880
MBNA Corp.                                         200                7,387
Marsh & McLennan
  Companies Inc. (++)                               55                6,435
Morgan Stanley
  Dean Witter & Co. (++)                           165               13,076
Northern Trust Corp.                                32                2,610
State Street Corp.                                  25                3,105
Synovus Financial Corp.                             43                1,158
                                                               ------------
                                                                     83,426
                                                               ------------
HEALTHCARE -- 6.8%
--------------------------------------------------------------------------------
Abbott Laboratories                                257               12,448
American Home
  Products Inc. (++)                               120                7,626
Amgen Inc.*                                        180               11,509
Bristol-Myers
  Squibb Co. (++)                                  335               24,769
Cardinal Health Inc.                                48                4,782
Eli Lilly & Co.                                    230               21,404
Health Management
  Associates*                                      115                2,386
Johnson & Johnson (++)                             230               24,164
Medtronic Inc.                                     205               12,377
Merck & Co.                                        345               32,301
Pfizer Inc.                                      1,033               47,518
Schering-Plough Corp.                              254               14,414
                                                               ------------
                                                                    215,698
                                                               ------------
RETAIL -- 2.2%
--------------------------------------------------------------------------------
Bed Bath & Beyond Inc.*                            116                2,596
Home Depot Inc.                                    380               17,361
Kohl's Corp.*                                       48                2,928
Walgreen Co.                                       158                6,606
Wal-Mart Stores Inc.                               774               41,119
                                                               ------------
                                                                     70,610
                                                               ------------

CITISELECT VIP FOLIO 500 GROWTH PLUS

PORTFOLIO OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 2000


ISSUER                                           SHARES              VALUE
--------------------------------------------------------------------------------
SEMI-CONDUCTORS -- 1.5%
--------------------------------------------------------------------------------
Altera Corp.*                                       71         $      1,868
Applied Materials Inc.*                            137                5,232
Broadcom Corp.*                                     26                2,184
Corning Inc.                                       140                7,394
Linear Technologies Corp.                           54                2,497
Maxim Integrated
  Products Inc.*                                    47                2,247
Microchip Technology Inc.*                          80                1,755
Network Appliance Inc.*                             55                3,530
SDL Inc.                                            31                4,594
Texas Instruments, Inc.                            260               12,318
Xilinx Inc.*                                        70                3,229
                                                               ------------
                                                                     46,848
                                                               ------------
TECHNOLOGY -- 1.1%
--------------------------------------------------------------------------------
Intel Corp. (++)                                 1,060               31,866
Sanmina Corp.*                                      25                1,916
                                                               ------------
                                                                     33,782
                                                               ------------
TRANSPORTATION -- 0.0%
--------------------------------------------------------------------------------
Expeditor International
  of Washington, Inc.                               15                  805
                                                               ------------
TOTAL COMMON STOCKS                                                 856,662
                                                               ------------
SHORT-TERM OBLIGATIONS -- 2.1%
--------------------------------------------------------------------------------
Federal Home Loan Bank
  Discount Note
  4.75% due 1/02/01 (+)                                              64,488
                                                               ------------
TOTAL LARGE CAP GROWTH                                              921,150
  (Identified Cost $964,980)                                   ------------

LARGE CAP VALUE -- 32.7%
--------------------------------------------------------------------------------
COMMON STOCKS -- 31.7%
--------------------------------------------------------------------------------
CAPITAL GOODS -- 3.2%
--------------------------------------------------------------------------------
Emerson Electric Co.                               250               19,703
General Electric Co. (++)                          225               10,786
Honeywell International Inc.                       295               13,957
Illinois Tool Works Inc. (++)                      450               26,803
United Technologies Corp.                          395               31,057
                                                               ------------
                                                                    102,306
                                                               ------------
COMMUNICATION EQUIPMENT
& SERVICES -- 4.4%
--------------------------------------------------------------------------------
AT&T Corp.                                         600               10,388
Alltel Corp.                                       400               24,975
Bellsouth Corp.                                    600               24,563
SBC Communications Inc.                            588               28,077
Sprint Corp.                                     1,115               22,648
Verizon Communications                             530               26,566
                                                               ------------
                                                                    137,217
                                                               ------------
CONSUMER CYCLICALS -- 0.9%
--------------------------------------------------------------------------------
McGraw-Hill
  Companies Inc.                                   490               28,726
                                                               ------------
CONSUMER STAPLES -- 2.3%
--------------------------------------------------------------------------------
Gillette Co.                                       600               21,675
Kimberly Clark Corp.                               440               31,104
PepsiCo Inc. (++)                                  400               19,825
                                                               ------------
                                                                     72,604
                                                               ------------
ENERGY -- 3.8%
--------------------------------------------------------------------------------
Chevron Corp.                                      355               29,975
Conoco Inc. Class A                              1,100               31,488
Exxon Mobil Corp.                                  395               34,340
Halliburton Co.                                    665               24,106
                                                               ------------
                                                                    119,909
                                                               ------------
FINANCE -- 7.0%
--------------------------------------------------------------------------------
Bank of America Corp.                              670               30,736
Chase Manhattan                                    765               34,760
Chubb Corp.                                        250               21,625
Fannie Mae (++)                                    225               19,519
Hartford Financial
  Services Group                                   250               17,656
Marsh & McLennan
  Companies Inc. (++)                              160               18,720
Mellon Financial Corp.                             675               33,202
Merrill Lynch & Co. Inc.                           405               27,616
Morgan Stanley
  Dean Witter & Co. (++)                           200               15,850
                                                               ------------
                                                                    219,684
                                                               ------------
HEALTHCARE -- 2.6%
--------------------------------------------------------------------------------
American Home
  Products Corp. (++)                              525               33,364
Bristol-Myers
  Squibb Co. (++)                                  450               33,272
Johnson & Johnson (++)                             150               15,759
                                                               ------------
                                                                     82,395
                                                               ------------
RAW & INTERMEDIATE MATERIALS -- 2.3%
--------------------------------------------------------------------------------
Alcoa Inc.                                         830               27,805
Dow Chemical Co.                                   550               20,144
E. I. du Pont de
  Nemours & Co.                                    546               26,379
                                                               ------------
                                                                     74,328
                                                               ------------

CITISELECT VIP FOLIO 500 GROWTH PLUS

PORTFOLIO OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 2000


ISSUER                                           SHARES              VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- 2.8%
--------------------------------------------------------------------------------
First Data Corp.                                   400         $     21,075
Intel Corp. (++)                                   500               15,156
International
  Business Machines (++)                           275               23,375
Pitney Bowes Inc.                                  825               27,328
                                                               ------------
                                                                     86,934
                                                               ------------
UTILITIES -- 2.4%
Duke Energy Co.                                    225               19,181
El Paso Energy Corp.                               350               25,069
Williams Companies Inc.                            825               32,948
                                                               ------------
                                                                     77,198
                                                               ------------
TOTAL COMMON STOCKS                                               1,001,301
                                                               ------------
SHORT-TERM OBLIGATION -- 1.0%
--------------------------------------------------------------------------------
Federal Home Loan Bank
  Discount Note
  4.75% due 1/02/01 (+)                                              31,043
                                                               ------------
TOTAL LARGE CAP VALUE                                             1,032,344
  (Identified Cost $983,450)                                   ------------

SMALL CAP  GROWTH -- 29.9%
--------------------------------------------------------------------------------
COMMON STOCKS -- 29.6%
--------------------------------------------------------------------------------
CAPITAL GOODS/
PRODUCER MANUFACTURING -- 3.5%
--------------------------------------------------------------------------------
Alliant Techsystems Inc.*                          140                9,345
Aptargroup Inc.                                    463               13,601
Cleco Corp.                                        235               12,866
Mettler Toledo
 International Inc.*                               350               19,031
National
  Instruments Corp.* (++)                          332               16,123
Newport Corp.                                      170               13,364
Shaw Group Inc.                                    505               25,250
                                                               ------------
                                                                    109,580
                                                               ------------
COMMERCIAL SERVICES -- 0.6%
--------------------------------------------------------------------------------
Aeroflex Inc.*                                     451               13,001
Ixia*                                              189                4,323
                                                               ------------
                                                                     17,324
                                                               ------------
CONSUMER SERVICES -- 2.2%
--------------------------------------------------------------------------------
Callaway Golf Co.                                  355                6,612
Catalina Marketing Corp.*                          605               23,557
Emmis
  Communications Corp.*                            165                4,733
Ethan Allen Interiors Inc.                         191                6,398
Hispanic Broadcasting Corp.*                       183                4,667
Houghton Mifflin Co.                               148                6,863
Isle of Capri Casinos Inc.*                        215                2,284
JAKKS Pacific Inc.*                                270                2,464
P.F. Chang's
  China Bistro Inc.*                               105                3,301
Station  Casinos Inc.*                             232                3,466
Westwood One Inc.*                                 154                2,974
XM Satellite
  Radio Holdings Inc.*                             100                1,606
                                                               ------------
                                                                     68,925
                                                               ------------
ELECTRONIC/TECHNICAL SEVICES -- 3.7%
--------------------------------------------------------------------------------
APW Ltd.                                           218                7,358
C-Cube Microsystems, Inc.*                         269                3,312
Celeritek Inc.*                                    190                7,244
E. Piphany Inc.*                                    87                4,693
Emulex Corp.*                                      238               19,025
Iona Technologies
  PLC.  ADRs                                       113                7,571
Leap Wireless
  International Inc.                                79                1,975
Macromedia Inc.*                                   183               11,117
Macrovision Corp.*                                 145               10,732
Methode Electronics Inc.                           285                6,537
Powerwave
  Technologies Inc.*                               180               10,530
Sawtek Inc.*                                        73                3,372
Semtech Corp.*                                     310                6,839
Silicon Storage
  Technology Inc.*                                 350                4,134
Spectralink Corp.*                                 340                4,909
Stratos Lightwave Inc.*                             57                  972
Tollgrade
  Communications Inc.*                              40                1,460
Ultimate Electronics Inc.                          195                4,278
WatchGuard
  Technologies Inc.*                                68                2,151
                                                               ------------
                                                                    118,209
                                                               ------------
ENERGY/MINERALS -- 2.7%
--------------------------------------------------------------------------------
Coflexip ADRs                                      245               15,404
Hanover Compressor Co.*                            465               20,722
OSCA Inc.*                                         355                6,013
Precision Drilling Corp.*                          395               14,837
R & B Falcon Corp.*                                880               20,185
Varco International Inc.*                          340                7,395
                                                               ------------
                                                                     84,556
                                                               ------------
FINANCE -- 3.0%
--------------------------------------------------------------------------------
Affiliated
  Managers Group Inc.*                             215                 11,798
Banknorth Group Inc.                               692                 13,797
Chittenden Corp.                                   257                  7,790

CITISELECT VIP FOLIO 500 GROWTH PLUS

PORTFOLIO OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 2000


ISSUER                                           SHARES              VALUE
--------------------------------------------------------------------------------
Cullen Frost Bankers Inc.                          514         $     21,492
Presidential Life
  Insurance Corp.                                  145                2,166
SEI Investments Co.                                205               22,960
West America
  Bancorporation                                   345               14,835
                                                               ------------
                                                                     94,838
                                                               ------------
HEALTH SERVICES/TECHNOLOGY -- 6.2%

Alpharma Inc.                                      190                8,336
Andrx Corp.*                                       122                7,061
Apria Healthcare
  Group Inc.*                                      510               15,172
Aurora Bioscience Corp.*                            80                2,515
CIMA Labs Inc.*                                    178               11,581
Corixa Corp.*                                      297                8,279
Cubist
  Pharmaceuticals Inc.*                             90                2,610
Curagen Corp.*                                     107                2,922
Emisphere
  Technologies Inc.*                               105                2,625
Enzon Inc.*                                        165               10,240
Genset SA.*ADRs                                    165                2,083
Gilead Sciences Inc.*                              155               12,855
Idec
  Pharmaceuticals Corp.*                            65               12,322
KV Pharmaceuticals Inc. *                           47                1,175
Lifepoint Hospitals Inc.*                          295               14,787
Medicis
  Pharmaceuticals Corp.*                           160                9,460
Millennium
  Pharmaceuticals Inc.*                            305               18,872
Multex Systems Inc.*                               155                2,054
NPS Pharmaceuticals Inc.                           100                4,800
Pharmacyclics Inc.*                                100                3,425
Shire Pharmaceuticals
  Group PLC* ADRs                                  320               14,740
Transkaryotic Therapies Inc.*                       45                1,640
Triad Hospitals Inc.*                              300                9,769
Varian Inc.*                                       510               17,276
                                                               ------------
                                                                    196,599
                                                               ------------
INDUSTRIAL SERVICES -- 0.8%
--------------------------------------------------------------------------------
Atwood Oceanics Inc.*                               75                3,286
Carlisle Companies Inc.                            145                6,226
Gasonics
  International Corp.*                             285                5,237
Gentex Corp.*                                      200                3,725
Teleflex Inc.                                      180                7,954
                                                               ------------
                                                                     26,428
                                                               ------------

RETAIL -- 1.3%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co.*                           205                4,100
Cost Plus Inc.*                                    380               11,163
Footstar Inc.*                                      80                3,960
Linens 'n Things Inc.*                             318                8,785
O'Reilly Automotive Inc.*                          405               10,834
Zale Corp.*                                         75                2,180
                                                               ------------
                                                                     41,022
                                                               ------------
SEMI-CONDUCTOR -- 0.7%
--------------------------------------------------------------------------------
ATMI Inc*                                          130                2,535
Emcore Corp.*                                      203                9,541
Transwitch Corp.*                                  260               10,173
                                                               ------------
                                                                     22,249
                                                               ------------
SOFTWARE -- 1.2%
--------------------------------------------------------------------------------
Activision Inc.*                                 1,085               16,411
Actuate Corp.*                                     244                4,666
Art Technology Group Inc.*                         240                7,335
Blue Martini Software Inc.*                        140                1,855
Microstrategy Inc.*                                188                1,786
Natural
  Microsystems Corp.                               140                1,383
Purchasepro
  Communications Inc.                              184                3,220
Retek Inc.*                                         81                1,974
                                                               ------------
                                                                     38,630
                                                               ------------
TECHNOLOGY SERVICES -- 2.4%
--------------------------------------------------------------------------------
Bisys Group Inc.*                                  330               17,201
Idex Corp.                                         245                8,116
Interwoven Inc.                                     81                5,341
MRV
  Communications Inc.*                             125                1,672
Mattson Technology Inc.*                           294                3,032
Mercury Interactive Corp.*                         232               20,938
Nuance Communications*                              25                1,078
Oak Technology Inc.*                               590                5,126
Optical Communication
  Products Inc.*                                    54                  607
Veeco Instruments Inc.*                             35                1,404
Western Wireless Corp.*                            302               11,835
                                                               ------------
                                                                     76,350
                                                               ------------
TELECOMMUNICATIONS -- 0.9%
--------------------------------------------------------------------------------
Digital Lightwave Inc.*                             45                1,426
Dobson
  Communications Corp.*                            205                2,998
Exar Corp.*                                        225                6,971
Informatica Corp.                                  150                5,934
Powertel  Inc.*                                    105                6,503
Remec Inc.*                                        573                5,515
                                                               ------------
                                                                     29,347
                                                               ------------

CITISELECT VIP FOLIO 500 GROWTH PLUS

PORTFOLIO OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 2000


ISSUER                                           SHARES              VALUE
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.4%
--------------------------------------------------------------------------------
C.H. Robinson Worldwide Inc.                       275         $      8,645
Eagle U.S.A. Airfreight Inc.                       104                2,489
                                                               ------------
                                                                     11,134
                                                               ------------
TOTAL COMMON STOCKS                                                 935,191
                                                               ------------
SHORT-TERM OBLIGATION -- 0.3%
---------------------------------------------------------------------------
Federal Home Loan Bank Discount Note
  4.75% due 1/02/01 (+)                                               8,948
                                                               ------------
TOTAL SMALL CAP GROWTH                                              944,139
  (Identified Cost $875,875)                                   ------------


DOMESTIC FIXED INCOME -- 9.5%
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 9.5%
--------------------------------------------------------------------------------
Federal Home Loan Bank Discount Note
  4.75% due 1/02/01 (+)                                             298,996
                                                               ------------

                                               PRINCIPAL
ISSUER                                           AMOUNT              VALUE
--------------------------------------------------------------------------------
HIGH YIELD BOND -- 0.4%
--------------------------------------------------------------------------------
FIXED INCOME -- 0.1%
--------------------------------------------------------------------------------
DOMESTIC  CORPORATIONS  -- 0.3%
--------------------------------------------------------------------------------
CAPITA1 GOODS/BUILDING PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
Jordan Industries Inc.
  10.375% due 8/01/07 #                   $      5,000                4,200
                                                               ------------
FINANCIAL -- 0.2%
-------------------------------------------------------------------------------
Avis Group Holdings Inc.
  11.00% due 5/01/09 #                           5,000                5,400
Contifinancial Corp. *
  8.375% due 8/15/03 #                           5,000                  725
                                                               ------------
                                                                      6,125
                                                               ------------
MORTGAGE OBLIGATIONS -- 0.1%
--------------------------------------------------------------------------------
Mortgage Backed
  Securities/Passthroughs
  Airplane Trust
  10.875% due 3/15/19                            4,939                3,650
                                                               ------------
TOTAL FIXED INCOME                                                   13,975
                                                               ------------
SHORT-TERM OBLIGATIONS-- 0.0%
--------------------------------------------------------------------------------
Federal Home Loan Bank
  Discount Note
  4.75% due 1/02/01 (+)                                                 472
                                                               ------------
TOTAL HIGH YIELD BOND
  (Identified Cost $19,887)                                          14,447
                                                               ------------
TOTAL INVESTMENTS
  (Identified
  Cost $3,143,188)                               101.7%           3,211,076
OTHER ASSETS,
  LESS LIABILITIES                                (1.7)             (53,039)
                                                 ------        ------------
NET ASSETS                                       100.0%          $3,158,037
                                                 ======        ============

CITISELECT VIP FOLIO 500 GROWTH PLUS
PORTFOLIO OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2000



*    Non-income producing

(#) Rule 144A Security exempt from registration under Rule 144A of the Securities Act of 1933.

(+) The Portfolio owns in aggregate Federal Home Loan Bank Discount Note 4.75%, due 1/02/01 valued at $403,947, portions of which are separately listed by each asset class.

(++) The Portfolio owns in aggregate 1,831 shares of General Electric Co. valued at $87,774; 785 shares of Bristol Myers Squibb Co. valued at $58,041; 655 shares of PepsiCo Inc. valued at $32,463; 380 shares of Johnson & Johnson valued at $39,923; 645 shares of American Home Products Inc. valued at $40,990; 501 shares of Illinois Tool Works Inc. valued at $29,841; 550 shares of International Business Machines valued at $46,750; 385 shares of Fannie Mae valued at $33,399; 365 shares of Morgan Stanley Dean Witter & Co. valued at $28,926; 215 shares of Marsh & McLennan Companies Inc. valued at $25,155; 1,560 shares of Intel Inc. valued at $47,022; and 375 shares of National Instruments Corp. valued at $18,211; portions of which are listed separately by each asset class.

ADRs--American Depositary Receipts.

     See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES


                                                                         CITISELECT(R) CITISELECT(R)  CITISELECT(R)  CITISELECT(R)
                                                                               VIP           VIP           VIP            VIP
                                                                           FOLIO 200     FOLIO 300      FOLIO 400      FOLIO 500
DECEMBER 31, 2000                                                        CONSERVATIVE     BALANCED        GROWTH      GROWTH PLUS
==================================================================================================================================
ASSETS:
Investments, at value (Note1A) (Identified Cost, $9,112,100,
  $13,810,176, $8,419,901 and $3,143,188, respectively)                      $9,320,218    $14,175,334     $8,672,781    $3,211,076
Short-term holding, at value (Note 1A) (Identified Cost,                                                                 $1,084,000,
  $0, $0 and $0, respectively)                                                1,084,000             --             --            --
Cash                                                                             14,367             --         21,347         3,828
Interest receivable                                                              87,074        106,424         48,656           682
Receivable for securities sold                                                   74,848        144,684        113,786        51,550
Dividends receivable                                                              1,343          2,671          2,505         1,189
Receivable from Sub-Administrator (Note 6)                                       24,596         24,690         25,201        24,061
-----------------------------------------------------------------------------------------------------------------------------------
  Total assets                                                               10,606,446     14,453,803      8,884,276     3,292,386
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for securities purchased                                              1,367,783      1,110,947        313,150        61,715
Payable to affiliates - Management fee                                              857          1,521          1,268           576
Payable to Custodian                                                                 --         15,059             --            --
Accrued expenses and other liabilities                                           80,107         81,145         78,504        72,058
-----------------------------------------------------------------------------------------------------------------------------------
  Total liabilities                                                           1,448,747      1,208,672        392,922       134,349
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS for 889,564, 1,240,140, 794,992 and 350,768 shares,
  respectively, of beneficial interest outstanding                           $9,157,699    $13,245,131     $8,491,354    $3,158,037
===================================================================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                              $8,868,200    $12,454,259     $7,851,965    $2,867,123
Undistributed net investment income                                             448,835        477,740        183,089        52,724
Accumulated net realized gain (loss) on investments                            (367,454)       (52,026)       203,420       170,302
Unrealized appreciation of investments, forward
  currency contracts, foreign currency and other assets and liabilities         208,118        365,158        252,880        67,888
-----------------------------------------------------------------------------------------------------------------------------------
  Total Net Assets                                                           $9,157,699    $13,245,131     $8,491,354    $3,158,037
===================================================================================================================================
NET ASSET VALUE PER SHARE OF BENEFICIAL INTEREST                                 $10.29         $10.68         $10.68         $9.00
===================================================================================================================================

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
STATEMENTS OF OPERATIONS



                                                          CITISELECT(R) CITISELECT(R)  CITISELECT(R)  CITISELECT(R)
                                                              VIP           VIP            VIP            VIP
                                                           FOLIO 200     FOLIO 300      FOLIO 400      FOLIO 500
FOR THE YEAR ENDED DECEMBER 31, 2000                     CONSERVATIVE    BALANCED        GROWTH       GROWTH PLUS
===================================================================================================================
INVESTMENT INCOME:
Interest (Note 1B)                                          $531,122      $584,471       $225,524      $  41,299
Dividends (net of foreign tax of $1,950, $5,545
  $6,026, and $3,338, respectively)                           43,144       104,055         97,053         50,602
-------------------------------------------------------------------------------------------------------------------
  Total investment income                                    574,266       688,526        322,577         91,901
-------------------------------------------------------------------------------------------------------------------
EXPENSES:
Custody and fund accounting fees                             322,794       342,885        329,454        274,498
Management fees (Note 2)                                      74,821       111,518         68,008         26,125
Transfer agent fees                                           33,561        33,651         33,691         40,203
Audit fees                                                    24,000        24,000         24,000         24,000
Shareholder reports                                           12,739        11,906         11,906         11,906
Legal fees                                                    14,077        14,077         14,077         14,077
Trustees fees                                                  6,412         6,566          6,401          6,194
Miscellaneous                                                  2,212         2,279          2,098          1,923
-------------------------------------------------------------------------------------------------------------------
  Total expenses                                             490,616       546,882        489,635        398,926
-------------------------------------------------------------------------------------------------------------------
Less aggregate amounts waived by the Manager (Note 2)        (52,357)      (70,353)       (36,821)       (12,636)
Less expenses assumed by the Sub-Administrator (Note 6)     (343,222)     (334,893)      (339,163)      (342,636)
-------------------------------------------------------------------------------------------------------------------
  Net expenses                                                95,037       141,636        113,651         43,654
-------------------------------------------------------------------------------------------------------------------
  Net investment income                                      479,229       546,890        208,926         48,247
-------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from investments                   (350,018)      (12,552)       236,962        194,147
Net realized loss from forward currency
  contracts and foreign currency transactions                (28,383)      (36,955)       (19,813)          (565)
Net unrealized appreciation (depreciation) on investments    160,968      (121,163)      (273,093)      (236,941)
-------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on investments           (217,433)     (170,670)       (55,944)       (43,359)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $ 261,796     $ 376,220      $ 152,982       $  4,888
===================================================================================================================

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS

                                                          CITISELECT(R) VIP FOLIO 200   CITISELECT(R) VIP FOLIO 300
                                                                 CONSERVATIVE                   BALANCED
                                                         ----------------------------------------------------------
                                                                  YEAR ENDED                   YEAR ENDED
                                                                  DECEMBER 31,                 DECEMBER 31,
                                                         ----------------------------  --------------------------
                                                             2000            1999          2000           1999
===================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                   $   479,229    $   475,115    $   546,890    $   570,342
Net realized gain (loss) from investments,
  forward currency contracts, and foreign
  currency transactions                                    (378,401)        27,498        (49,507)       444,994
Net unrealized appreciation (depreciation)
  of investments                                            160,968       (336,720)      (121,163)      (229,268)
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations        261,796        165,893        376,220        786,068
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net investment income                                      (310,033)       (23,901)      (321,259)       (64,317)
Net realized gain on investments                           (163,472)       (52,558)      (670,628)            --
-------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to
  shareholders                                             (473,505)       (76,459)      (991,887)       (64,317)
-------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
Net proceeds from sale of shares                            800,702      1,665,059        321,581        884,642
Net asset value of shares issued to shareholders from
  reinvestment of distributions                             473,502         76,441        991,882         64,194
Cost of shares repurchased                               (3,493,276)    (4,237,300)    (4,494,050)    (7,342,482)
-------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from transactions
  in shares of beneficial interest                       (2,219,072)    (2,495,800)    (3,180,587)    (6,393,646)
-------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                               (2,430,781)    (2,406,366)    (3,796,254)    (5,671,895)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                      11,588,480     13,994,846     17,041,385     22,713,280
-------------------------------------------------------------------------------------------------------------------
End of period (including undistributed)
  net investment income of $448,835, $299,309,
  $477,740 and $268,252, respectively)                  $ 9,157,699    $11,588,480    $13,245,131    $17,041,385
===================================================================================================================

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS


                                                         CITISELECT(R) VIP FOLIO 400   CITISELECT(R) VIP FOLIO 500
                                                                    GROWTH                     GROWTH PLUS
                                                         ---------------------------------------------------------
                                                                  YEAR ENDED                   YEAR ENDED
                                                                  DECEMBER 31,                 DECEMBER 31,
                                                         ----------------------------  ---------------------------
                                                             2000            1999          2000           1999
==================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                   $   208,926    $   193,903    $    48,247    $    44,177
Net realized gain from investments, forward currency
  contracts, foreign currency transactions and futures      217,149        373,578        193,582        276,578
Net unrealized appreciation (depreciation) of
  investments, forward currency contracts,
  foreign currency, futures and other
  assets and liabilities                                   (273,093)       173,140       (236,941)       151,182
------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations        152,982        740,621          4,888        471,937
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net invesment income                                        (36,009)       (35,288)        (5,280)        (8,994)
Net realized gain on investments                           (422,293)            --       (220,003)            --
------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to
  shareholders                                             (458,302)       (35,288)      (225,283)        (8,994)
------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
Net proceeds from sale of shares                            708,677        775,709        175,869        153,260
Net asset value of shares issued to shareholders from
  reinvestment of distributions                             458,299         35,280        225,280          8,997
Cost of shares repurchased                               (2,166,611)    (5,470,645)    (1,096,303)    (2,255,140)
------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from transactions
  in shares of beneficial interest                         (999,635)    (4,659,656)      (695,154)    (2,092,883)
------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                               (1,304,955)    (3,954,323)      (915,549)    (1,629,940)
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                       9,796,309     13,750,632      4,073,586      5,703,526
------------------------------------------------------------------------------------------------------------------
End of period (including undistributed)
  net investment income of $183,089, $13,321, $52,724
  and $3,327, respectively)                             $ 8,491,354    $ 9,796,309    $ 3,158,037    $ 4,073,586
==================================================================================================================

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
FINANCIAL HIGHLIGHTS

                                         CITISELECT(R) VIP FOLIO 200                 CITISELECT(R) VIP FOLIO 300
                                               CONSERVATIVE                                  BALANCED
                                ------------------------------------------------------------------------------------------------
                                       YEAR ENDED            FOR THE PERIOD             YEAR ENDED             FOR THE PERIOD
                                       DECEMBER 31,        FEBRUARY 10, 1997++          DECEMBER 31,         FEBRUARY 10, 1997++
                                --------------------------         TO            ---------------------------         TO
                                 2000      1999      1998   DECEMBER 31, 1997     2000      1999       1998   DECEMBER 31, 1997
================================================================================================================================
Net Asset Value,
  Beginning of Period           $10.50    $10.40    $10.25      $10.00           $11.14    $10.67     $10.38      $10.00
--------------------------------------------------------------------------------------------------------------------------------
Income from Operations:
Net investment income+           0.585     0.427     0.316       0.339            0.463     0.368      0.271       0.251
Net realized and unrealized
  gain (loss) on investments    (0.291)   (0.265)    0.427       0.436           (0.182)    0.138      0.458       0.609
--------------------------------------------------------------------------------------------------------------------------------
  Total from operations          0.294     0.162     0.743       0.775            0.281     0.506      0.729       0.860
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income           (0.330)   (0.019)   (0.281)     (0.339)          (0.240)   (0.036)    (0.223)     (0.251)
Net realized gain on
  investments                   (0.174)   (0.043)   (0.219)     (0.157)          (0.501)       --     (0.112)     (0.159)
In excess of net income             --        --    (0.093)         --               --        --     (0.102)         --
In excess of realized gains
  on investments                    --        --        --      (0.029)              --        --     (0.002)     (0.070)
--------------------------------------------------------------------------------------------------------------------------------
  Total distributions           (0.504)   (0.062)   (0.593)     (0.525)          (0.741)   (0.036)    (0.439)     (0.480)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  $10.29    $10.50    $10.40      $10.25           $10.68    $11.14     $10.67      $10.38
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)               $9,158   $11,588   $13,995     $10,321          $13,245   $17,041    $22,713     $14,192
Ratio of expenses to
  average net assets             0.95%     0.95%     0.95%       0.95%*           0.95%     0.95%      0.95%       0.95%*
Ratio of net investment income
  to average net assets          4.80%     3.75%     3.11%       3.43%*           3.68%     2.95%      2.62%       3.00%*
Portfolio turnover rate           264%      297%      255%        231%             204%      225%       204%        241%
Total return                     2.89%     1.57%     7.33%       7.79%**          2.55%     4.76%      7.10%       8.65%**

Note: If Agents of the Funds had not voluntarily agreed to waive a portion of their fees, and the Sub-Administrator not assumed expenses for the periods indicated, the net investment income (loss) per share and the ratios would have been as follows:

Net investment income
  (loss) per share+             $0.141   $(0.017)  $(0.025)    $(0.006)          $0.136    $0.026     $0.036     $(0.025)
RATIOS:
Expenses to average net assets   4.92%     4.82%     4.30%       4.44%*           3.68%     3.66%      3.23%       4.25%*
Net investment income (loss)
  to average net assets          0.84%   (0.12)%   (0.24)%     (0.06)%*           0.95%     0.24%      0.34%     (0.30)%*
================================================================================================================================

*    Annualized
**   Not Annualized
+ The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
++   Commencement of Operations

See notes to financial statements

CITISELECT(R)VIP PORTFOLIOS
FINANCIAL HIGHLIGHTS(CONTINUED)



                                         CITISELECT(R) VIP FOLIO 400                 CITISELECT(R) VIP FOLIO 500
                               ----------------------------------------------------------------------------------------------------
                                       YEAR ENDED            FOR THE PERIOD             YEAR ENDED             FOR THE PERIOD
                                       DECEMBER 31,        FEBRUARY 10, 1997++          DECEMBER 31,         FEBRUARY 10, 1997++
                                --------------------------         TO            ---------------------------         TO
                                 2000      1999      1998   DECEMBER 31, 1997     2000      1999       1998   DECEMBER 31, 1997
===================================================================================================================================
Net Asset Value,
  Beginning of Period           $11.06    $10.23    $10.28      $10.00            $9.62     $8.62     $10.48      $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from Operations:
Net investment income+           0.263     0.203     0.176       0.212            0.139     0.078      0.172       0.148
Net realized and unrealized
  gain (loss) on investments    (0.083)    0.661     0.165       0.701           (0.119)    0.940     (0.065)#     0.917
-----------------------------------------------------------------------------------------------------------------------------------
  Total from operations          0.180     0.864     0.341       0.913            0.020     1.018      0.107       1.065
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income           (0.044)   (0.034)   (0.082)     (0.206)          (0.015)   (0.018)    (0.044)     (0.144)
Net realized gain on
  investments                   (0.516)       --    (0.193)     (0.300)          (0.625)       --     (1.748)     (0.349)
In excess of net income             --        --    (0.111)     (0.065)              --        --     (0.049)     (0.053)
In excess of realized gains
  on investments                    --        --    (0.005)     (0.062)              --        --     (0.126)     (0.039)
-----------------------------------------------------------------------------------------------------------------------------------
  Total distributions           (0.560)   (0.034)   (0.391)     (0.633)          (0.640)   (0.018)    (1.967)     (0.585)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  $10.68    $11.06    $10.23      $10.28            $9.00     $9.62      $8.62      $10.48
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)               $8,491    $9,796   $13,751     $11,279           $3,158    $4,074     $5,704     $10,544
Ratio of expenses to
  average net assets             1.25%     1.25%     1.25%       1.25%*           1.25%     1.25%      1.25%       1.25%*
Ratio of net investment
  income to average net assets   2.30%     1.75%     1.50%       2.03%*           1.39%     0.95%      0.97%       1.45%*
Portfolio turnover rate           159%      199%      265%        230%              97%       78%       146%        134%
Total return                     1.55%     8.47%     3.42%       9.22%**        (0.02)%    11.82%      1.59%      10.76%**

Note: If Agents of the Funds had not voluntarily agreed to waive a portion of their fees, and the Sub-Administrator not assumed expenses for the periods indicated, the net investment (loss) income per share and the ratios would have been as follows:

Net investment loss per share+ $(0.210)  $(0.322)  $(0.164)    $(0.124)         $(0.874)  $(0.922)   $(0.584)    $(0.186)
RATIOS:
Expenses to average net assets   5.40%     5.44%     4.16%       4.46%*          11.45%    10.38%      5.53%       4.52%*
Net investment (loss)
  to average net assets        (1.84)%   (2.44)%   (1.41)%     (1.18)%*         (8.81)%   (8.17)%    (3.31)%     (1.82)%*
===================================================================================================================================

*    Annualized
**   Not Annualized
+ The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
++   Commencement of Operations
# The amount shown per share does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period due to the timing of sales of Fund shares in relation to fluctuating market values of the investments in the Fund.

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth and CitiSelect(R) VIP Folio 500 Growth Plus (the "Funds") are each a separate series of Variable Annuity Portfolios (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Citibank, N.A. ("Citibank" or the Manager) is the Investment Manager of each of the Funds. CFBDS, Inc. ("CFBDS") acts as the Funds' Sub-Administrator. Shares of each Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.

   The financial statements are prepared in accordance with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Funds are as follows:

   A. INVESTMENT SECURITY VALUATIONS -- Equity securities are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds, foreignbonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or under guidelines established by the Trustees. Trading in securities on most foreign exchanges and in over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when each Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   B. INCOME -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income. Dividend income and other distributions from investments are recorded on the ex-dividend date. Dividend and interest income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

   C. FOREIGN CURRENCY TRANSLATION -- The accounting records of each Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, as well as income and expenses, are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translations of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income, expenses, foreign taxes recorded and the amount actually received or paid.

   D. FORWARD FOREIGN CURRENCY CONTRACTS -- Each of the Funds may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. Each of the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

   E. FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

   F. EXPENSES -- Each Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the average net assets of each Fund, except when allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   G. FUTURES CONTRACTS -- The Funds may engage in futures transactions. The Funds may use futures contracts in order to protect the Funds from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Funds in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Funds' exposure to the underlying instrument. Selling futures contracts tends to either decrease the Funds' exposure to the underlying instrument, or to hedge other fund investments.

  Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

   H. PURCHASED OPTIONS -- The premium paid by a Fund for the purchase of a call or a put option is included in the Funds' Statement of Assets and Liabilities as an investment and subsequently marked-to market to reflect the current market value of the option. When an option which a Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, the Fund will realize a gain or loss from sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   I. TBA PURCHASE COMMITMENTS -- The Funds enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 0.01% from the principal amount. The Funds hold, and maintain until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Funds' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.

   Although a Fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Investment Adviser deems it appropriate to do so.

   J. DISTRIBUTIONS -- Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to each Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended December 31, 2000 CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R)VIP Folio 300 Balanced and CitiSelect(R) VIP Folio 400 Growth reclassified $19,670, $16,143 and $3,149, respectively, from undistributed net investment income to accumulated realized gain/losses on investment. For the year ended December 31, 2000, CitiSelect(R) VIP Folio 500 Growth Plus reclassified $6,430 from accumulated realized gains to undistributed net investment income.

   K. BENEFICIAL INTEREST -- At December 31, 2000, insurance companies or their separate accounts were the record owners of all the shares of each Fund (See
Note 5).

   L. REPURCHASE AGREEMENTS -- It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by each Fund to monitor, on a daily basis, the market value of the repurchase agreements underlying investments to ensure the existence of a proper level of collateral.

   M. MORTGAGE DOLLAR ROLLS -- All Funds may enter into mortgage dollar rolls in which they sell mortgage securities for delivery currently and simultaneously

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

contract to repurchase similar, but not identical, securities at the same price on an agreed upon date. The Funds receive compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.


   N. OTHER -- Investment transactions are accounted for on the trade date Realized gains and losses on investment transactions are determined on the identified cost basis.

   O. CHANGE IN ACCOUNTING PRINCIPLE -- Effective January 1, 2001, the Funds will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income. The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. MANAGEMENT FEES Citibank is responsible for overall management of the Funds' business affairs, and has a separate Management Agreement with each of the Funds. Citibank also provides certain administrative services to the Funds. These administrative services include providing general office facilities and supervising the overall administration of the Funds. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time are agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.75% of each of the Funds' average daily net assets.

   The management fees paid to Citibank for CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth and CitiSelect(R) VIP Folio 500 Growth Plus amounted to $74,821, $111,518, $68,008 and $26,125, respectively, of which $52,357, $70,353, $36,821 and $12,636, respectively, were voluntarily waived for the year ended December 31, 2000. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of securities, other than short-term obligations, for the year ended December 31, 2000, were as follows:

                                                       PURCHASES         SALES
================================================================================
CitiSelect(R) VIP Folio 200 Conservative              $25,986,785    $27,807,145
CitiSelect(R) VIP Folio 300 Balanced                  $29,104,325    $32,175,858
CitiSelect(R) VIP Folio 400 Growth                    $13,375,119    $14,075,297
CitiSelect(R) VIP Folio 500 Growth Plus               $ 2,997,735    $ 3,604,941
================================================================================

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 2000, as computed on a federal income tax basis, are as follows:

CITISELECT(R) VIP FOLIO 200 CONSERVATIVE
===============================================================================
Aggregate cost                                                   $10,199,637
-------------------------------------------------------------------------------
Gross unrealized appreciation                                    $   499,813
Gross unrealized depreciation                                       (295,232)
-------------------------------------------------------------------------------
Net unrealized appreciation                                      $   204,581
===============================================================================
CITISELECT(R) VIP FOLIO 300 BALANCED
===============================================================================
Aggregate cost                                                   $13,817,048
-------------------------------------------------------------------------------
Gross unrealized appreciation                                    $   977,670
Gross unrealized depreciation                                       (619,384)
-------------------------------------------------------------------------------
Net unrealized appreciation                                      $   358,286
===============================================================================
CITISELECT(R) VIP FOLIO 400 GROWTH
===============================================================================
Aggregate cost                                                   $ 8,424,489
-------------------------------------------------------------------------------
Gross unrealized appreciation                                    $   721,664
Gross unrealized depreciation                                       (473,372)
-------------------------------------------------------------------------------
Net unrealized appreciation                                      $   248,292
===============================================================================
CITISELECT(R) VIP FOLIO 500 GROWTH PLUS
===============================================================================
Aggregate cost                                                   $ 3,148,353
-------------------------------------------------------------------------------
Gross unrealized appreciation                                    $   284,718
Gross unrealized depreciation                                       (221,995)
-------------------------------------------------------------------------------
Net unrealized appreciation                                      $    62,723
===============================================================================


5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)




CITISELECT(R) VIP FOLIO                YEAR ENDED                     YEAR ENDED
200 CONSERVATIVE                   DECEMBER 31, 2000              DECEMBER 31, 1999
----------------------------------------------------------------------------------------
Shares sold                               77,210                         161,716
Shares reinvested                         46,835                           7,450
Shares repurchased                      (337,643)                       (411,068)
----------------------------------------------------------------------------------------
Net decrease                            (213,598)                       (241,902)
========================================================================================
CITISELECT(R) VIP FOLIO 300 BALANCED
========================================================================================
Shares sold                               29,404                          83,111
Shares reinvested                         93,222                           6,022
Shares repurchased                      (412,405)                       (688,241)
----------------------------------------------------------------------------------------
Net decrease                            (289,779)                       (599,108)
========================================================================================
CitiSelect(R) VIP Folio 400 Growth
========================================================================================
Shares sold                               65,026                          75,616
Shares reinvested                         42,278                           3,389
Shares repurchased                      (198,336)                       (537,243)
----------------------------------------------------------------------------------------
Net decrease                             (91,032)                       (458,238)
========================================================================================
CITISELECT(R) VIP FOLIO 500 GROWTH PLUS
========================================================================================
Shares sold                               18,804                          17,316
Shares reinvested                         24,172                           1,006
Shares repurchased                      (115,759)                       (256,804)
----------------------------------------------------------------------------------------
Net decrease                             (72,783)                       (238,482)
========================================================================================

Citicorp Life Insurance Co. and First Citiicorp Life Insurance Co., directly and through their separate accounts, own approximately 99.99% of each CitiSelect VIP Portfolio.

6. ASSUMPTION OF EXPENSES CFBDS has voluntarily agreed to pay a portion of the expenses for the year ended December 31, 2000. The amounts are as follows:

===============================================================================
CitiSelect(R)VIP Folio 200 Conservative                                $343,222
CitiSelect(R)VIP Folio 300 Balanced                                    $334,893
CitiSelect(R)VIP Folio 400 Growth                                      $339,163
CitiSelect(R)VIP Folio 500 Growth Plus                                 $342,636
================================================================================

7. SUBSEQUENT EVENT On February 16, 2001, the Board of Trustees approved an Agreement and Plan of Reorganization whereby substantially all of the assets and liabilities of CitiSelect VIP Folio 200 Conservative and CitiSelect VIPFolio 300 Balanced will be transferred in a reorganization to the Appreciation Portfolio, a series of Greenwich Street Series Fund, in exchange for equivalent value of shares of the Appreciation Portfolio. The Board of Trustees also approved an Agreement and Plan of Reorganization whereby substantially all of the assets and liabilities of CitiSelect VIP Folio 400 Growth and CitiSelect VIP Folio 500 Growth Plus will be transferred in a reorganization to the Appreciation Growth Portfolio, a series of Travelers Series Fund in exchange for equivalent value of shares of the Appreciation Growth Portfolio. Each Agreement and Plan of Reorganization also will be subject to shareholder approval. The reorganization is not expected to result in a taxable event to the underlying policyholders of the insurance company separate accounts invested in the Funds.

CITISELECT(R) VIP PORTFOLIOS
INDEPENDENT AUDITORS' REPORT

To the Trustees of Variable Annuity Portfolios and the Shareholders of

CitiSelect(R) VIP Folio 200 Conservative
CitiSelect(R) VIP Folio 300 Balanced
CitiSelect(R) VIP Folio 400 Growth
CitiSelect(R) VIP Folio 500 Growth Plus

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CitiSelect(R) VIP Folio 200 Conservative, Citi-Select(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio
400 Growth and CitiSelect(R) VIP Folio 500 Growth Plus (four of the funds constituting Variable Annuity Portfolios, hereafter referred to as the "Funds") at December 31, 2000 and the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As discussed in Note 7, the Board of Trustees has approved plans of reorganization between CitiSelect VIP Folio 200 Conservative and CitiSelect VIP Folio 300 Balanced and the Appreciation Portfolio, a series of Greenwhich Street Series Fund. The Board of Trustees has also approved plans of reorganization between CitiSelect VIP Folio 400 and CitiSelect VIP Folio 500 with Aggressive Growth Portfolio, a series of Travelers Series Fund Inc. These plans of reorganization are subject to the approval of the Funds' shareholders.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 16, 2001

     CITIFUNDS (R)
------------------
                                SMALL CAP GROWTH
                                  VIP PORTFOLIO

                                  ANNUAL REPORT
                                DECEMBER 31, 2000







Dear CitiFunds Small Cap Growth VIP Portfolio Shareholder:

     During the twelve months ended December 31, 2000, the U.S. stock markets were characterized by historic levels of volatility, as many investors reassessed the valuations assigned to many companies, especially in the technology sector. Yet, despite market volatility and the severe correction in select technology stocks, many small cap growth stocks continued to provide competitive returns during the period.

     Throughout the reporting period, the Fund's adviser, Citibank, N.A., continued to manage CitiFunds Small Cap Growth VIP Portfolio with the goal of achieving its investment objective: long-term capital growth.

     This report reviews the Portfolio's investment activities and performance during the reporting period, and provides a summary of Citibank's perspective on as well as its outlook for the small cap growth sector of the U.S. stock market. On behalf of the Board of Directors, I want to thank you for your continued confidence and participation in these challenging times.

Sincerely,


/s/ Heath B. McLendon


Heath B. McLendon
President
January 2, 2001


-------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
-------------------------------------------------------------------------------

PORTFOLIO ENVIRONMENT AND OUTLOOK

During the reporting period, the managers witnessed two very different market environments with extreme amounts of volatility in each. The period started with a boom as investors flocked to the small capitalization stock market and pushed the share prices of many healthcare and technology stocks, especially non-earnings biotechnology and Internet-related companies, to higher levels.

   The rapid growth of the Russell 2000 Growth Index1 (The "Index") ended abruptly in March 2000, as many investors became concerned with company valuations, the viability of many companies' business models and the direction of interest rates. In the later part of the reporting period, the managers began to see many companies miss revenue and earnings projections.

   The Index was down roughly 20% in the final quarter of 2000 and the managers believe its decline during that time period was due to a general slowing of the U.S. economy, which was caused by the Federal Reserve Board's ("Fed's") previous rate increases, the lack of a definitive victor in the Presidential elections and many companies lowering their fourth quarter 2000 and first quarter 2001 corporate earnings estimates.

   INVESTMENT STRATEGY

   Throughout the reporting period, the managers remained committed to their investment strategy, which focuses on stock selection. The Fund was not overweighted or underweighted in any particular market sector and for the most part remained neutral to its benchmark. Moreover, the managers adhered strictly to their disciplined investment strategy, took profits when deemed prudent and paid close attention to company fundamentals and stock valuations.

   WHILE THIS MARKET WAS CERTAINLY CHALLENGING, IT DID PRESENT OPPORTUNITY FOR CERTAIN MANAGERS. The managers believe their prudent approach to selecting stocks, which uses extensive fundamental research and adhering to diversification guidelines contributed positively to the Fund's performance during the period. For the year, the Portfolio performed well in a fairly adverse small cap growth environment--especially versus the benchmark. The Portfolio's holdings in the energy, technology and consumer cyclicals sectors performed relatively well, giving the Portfolio a strong lead versus its peer group of other small cap growth funds.

   GOING FORWARD, THE MANAGERS BELIEVE THAT THE SMALL CAPITALIZATION GROWTH MARKET SHOULD CONTINUE TO REMAIN VOLATILE. However, the managers expect that the Index may post relatively competitive results relative to the overall stock market because many companies operating in the small cap growth market are viewed as having strong growth potential. Additionally, with the recent Fed interest rate cut, many small cap companies stand to benefit from a loosening of monetary policy. (Of course, no guarantees can be given that this will occur.)


(1) The Russell 2000(R) Growth Index ("Russell Index"/"Russell 2000 Growth") measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities.)

FUND PERFORMANCE
TOTAL RETURNS
                                                                        SINCE
                                                           ONE         2/10/97
ALL PERIODS ENDED DECEMBER 31, 2000                       YEAR       INCEPTION*
================================================================================

CitiFunds Small Cap Growth VIP Portfolio                    9.01%       13.16%
Russell 2000(R) Growth Index                              (22.44)%       6.41%
 * Average Annual Total Return


[PLOT POINT REPRESENTING GRAPH IN PRINTED PIECE.]

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $16,176 (as of 12/31/00). The graph shows how the Fund compares to its benchmark over the same period.

                           CitiFunds Small Cap
Date                       Growth VIP Folio          Russell 2000 Index+
----                       -------------------       -------------------
2/10/97                    10000                     10000
2/28/97                    9550                      9664
3/31/97                    9050                      8982
4/30/97                    8730                      8877
5/31/97                    10000                     10212
6/30/97                    10520                     10558
7/31/97                    10860                     11098
8/31/97                    11020                     11431
9/30/97                    11960                     12344
10/31/97                   11350                     11602
11/30/97                   11240                     11326
12/31/97                   11210                     11332
1/31/98                    10860                     11182
2/28/98                    12120                     12169
3/31/98                    12660                     12679
4/30/98                    12760                     12757
5/31/98                    11710                     11830
6/30/98                    12490                     11951
7/31/98                    11340                     10953
8/31/98                    8550                      8425
9/30/98                    9240                      9279
10/31/98                   9480                      9763
11/30/98                   10140                     10521
12/31/98                   10784                     11473
1/31/99                    10817                     11990
2/28/99                    9773                      10892
3/31/99                    9997                      11280
4/30/99                    10222                     12276
5/31/99                    10222                     12296
6/30/99                    10862                     12944
7/31/99                    10986                     12544
8/31/99                    11020                     12075
9/30/99                    11480                     12308
10/31/99                   11997                     12623
11/30/99                   12997                     13957
12/31/99                   14839                     16418
1/31/00                    14794                     16265
2/29/00                    18523                     20050
3/31/00                    17041                     17942
4/30/00                    15636                     16130
5/31/00                    14547                     14717
6/30/00                    16764                     16619
7/31/00                    16004                     15194
8/31/00                    18417                     16793
9/30/00                    17792                     15958
10/31/00                   17070                     14663
11/30/00                   13959                     12000
12/31/00                   16176                     12734

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors. Total returns reflect certain voluntary fee waivers. If the waivers were not in place, total returns would be lower. Investors may not invest directly in an index. Investments in small company stocks are subject to additional risks. Please consult the prospectus for more information.

+ Russell 2000(R) Growth Index measures the performance of those Russell 2000(R) companies with higher price-to-book ratios and higher forecasted growth value.

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS                                      DECEMBER 31, 2000



ISSUER                                                 SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 99.4%
--------------------------------------------------------------------------------
CAPITAL GOODS/
PRODUCER MANUFACTURING -- 11.7%
--------------------------------------------------------------------------------
Alliant Techsystems, Inc. *                                 757        $  50,530
Aptargroup, Inc.                                          2,614           76,786
Central Lousianna
   Electric Corp.                                         1,340           73,365
Mettler Toledo
    International, Inc. *                                 1,994          108,424
National Instruments
   Corp. *                                                1,862           90,423
Newport Corp.*                                              995           78,216
Shaw Group, Inc.*                                         2,845          142,250
                                                                       ---------
                                                                         619,994
                                                                       ---------
COMMERCIAL SERVICES -- 1.7%
--------------------------------------------------------------------------------
Aeroflex Inc.*                                            2,546           73,397
Ixia*                                                       813           18,597
                                                                       ---------
                                                                          91,994
                                                                       ---------
CONSUMER SERVICES -- 7.3%
--------------------------------------------------------------------------------
Callaway Golf Co.                                         2,010           37,436
Catalina Marketing Corp.*                                 3,391          132,037
Emmis Communications
   Corp.*                                                   930           26,679
Ethan Allen Interiors, Inc.*                              1,086           36,381
Hispanic Broadcasting Corp. *                               959           24,455
Houghton Mifflin Co.                                        830           38,491
Isle of Capri Casinos Inc.*                               1,215           12,909
JAKKS Pacific, Inc.*                                      1,525           13,916
P.F. Chang's China Bistro Inc.*                             595           18,705
Station Casinos Inc.*                                     1,272           19,000
Westwood One, Inc.*                                         859           16,590
XM Satelite Radio
   Holdings Inc.*                                           555            8,915
                                                                       ---------
                                                                         385,514
                                                                       ---------
ELECTRONICS/TECHNICAL SERVICES -- 12.6%
--------------------------------------------------------------------------------
APW Ltd.*                                                 1,215           41,006
C-Cube Microsystems Inc.*                                 1,526           18,789
Celeritek Inc.*                                           1,060           40,412
Digital Lightwave Inc.*                                     250            7,922
E Piphany Inc.*                                             500           26,969
Emulex Corp.*                                             1,337          106,876
Iona Technologies Plc*
   ADRs                                                     640           42,880
Leap Wireless International
   Inc.*                                                    440           11,000
Macromedia, Inc.*                                           969           58,867
Macrovision Corp. *                                         830           61,433
Methode Electronics Inc.                                  1,615           37,044
Powerwave
   Technologies Inc.*                                     1,017           59,495
Sawtek, Inc.*                                               400           18,475
Semtech Corp.*                                            1,770           39,051
Silicon Storage
   Technology Inc.*                                       1,990           23,507
Spectralink Corp.*                                        1,905           27,503
Stratos Lightwave Inc.*                                     340            5,801
Tollgrade Communications
   Inc.*                                                    220            8,030
Ultimate Electronics Inc.*                                1,090           23,912
WatchGuard
   Technologies Inc.*                                       380           12,017
                                                                       ---------
                                                                         670,989
                                                                       ---------
ENERGY/MINERALS -- 9.0%
--------------------------------------------------------------------------------
Coflexip ADRs                                             1,385           87,082
Hanover Compressor Co.*                                   2,630          117,199
OSCA Inc.*                                                2,015           34,129
Precision Drilling Corp.*                                 2,235           83,952
R&B Falcon Group*                                         4,950          113,541
Varco International Inc.*                                 1,925           41,869
                                                                       ---------
                                                                         477,772
                                                                       ---------
FINANCE -- 10.1%
--------------------------------------------------------------------------------
Affiliated Managers
   Group Inc.*                                            1,180           64,753
Banknorth Group Inc.*                                     3,918           78,115
Chittenden Corp.                                          1,421           43,074
Cullen Frost Bankers, Inc.                               2,9051           21,465
Presidential Life
   Insurance Corp.                                          830           12,398
SEI Investments Co.                                       1,170          131,040
West America
   Bancorporation                                         1,935           83,205
                                                                       ---------
                                                                         534,050
                                                                       ---------
HEALTH SERVICES/TECHNOLOGY -- 20.8%
--------------------------------------------------------------------------------
Alpharma, Inc.                                            1,065           46,727
Andrx Corp.*                                                705           40,802
Apria Healthcare
   Group, Inc.                                            2,885           85,829
Aurora Bioscience Corp.*                                    440           13,832
CIMA Labs Inc.*                                             970           63,111
Corixa Corp.*                                             1,645           45,855
Cubist Pharmaceuticals Inc.*                                510           14,790
Curagen Corp.*                                              600           16,388
Emisphere Technologies Inc.*                                585           14,625

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS                                      DECEMBER 31, 2000



ISSUER                                                 SHARES           VALUE
--------------------------------------------------------------------------------
Enzon, Inc.*                                                950        $  58,959
Genset S.A.* ADRs                                           930           11,741
Gilead Sciences, Inc.*                                      835           69,253
Idec Pharmaceuticals Corp.*                                 350           66,347
KV Pharmaceuticals Co.*                                     277            6,925
Lifepoint Hospitals, Inc.*                                1,645           82,455
Medicis Pharmaceutical Corp.*                               900           53,213
Millennium
   Pharmaceuticals Inc.*                                  1,734          107,292
Multex System Inc.*                                         865           11,461
NPS Pharmaceuticals Inc.*                                   555           26,640
Pharmacyclics Inc.*                                         555           19,009
Shire Pharmaceuticals
   Group Plc* ADRs                                        1,823           83,972
Transkaryotic Therapies Inc.*                               265            9,656
Triad Hospitals Inc.*                                     1,695           55,193
Varian Inc.*                                              2,910           98,576
                                                                       ---------
                                                                       1,102,651
                                                                       ---------
INDUSTRIAL SERVICES -- 2.8%
--------------------------------------------------------------------------------
Atwood Oceanics Inc.*                                       435           19,057
Carlisle Cos Inc.*                                          830           35,638
Gasonics International
   Corp.*                                                 1,610           29,584
Gentex Corp.*                                             1,145           21,326
Teleflex Inc.                                             1,000           44,186
                                                                       ---------
                                                                         149,791
                                                                       ---------
RETAIL -- 4.6%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co.*                                  1,155           23,100
Cost Plus Inc.*                                           2,142           62,921
Footstar Inc.*                                              450           22,275
Linens 'n Things Inc.*                                    1,800           49,725
O'Reilly Automotive Inc. *                               2,2816            1,017
Zale Corp.*                                                 925           26,883
                                                                       ---------
                                                                         245,921
                                                                       ---------
SEMI-CONDUCTOR -- 2.4%
--------------------------------------------------------------------------------
ATMI Inc.*                                                  745           14,528
Emcore Corp.*                                             1,150           54,050
Transwitch Corp.*                                         1,480           57,905
                                                                       ---------
                                                                         126,483
                                                                       ---------
SOFTWARE -- 4.1%
--------------------------------------------------------------------------------
Activision, Inc.*                                         6,145           92,943
Actuate Corp.*                                            1,390           26,584
Art Technology Group Inc.*                                1,345           41,107
Blue Martini Software Inc.*                                 775           10,269
Microstrategy, Inc.*                                      1,045            9,928
Natural Microsystems Corp.*                                 670            6,616
Purchasepro, Inc.*                                        1,045           18,288
Retek, Inc.*                                                464          $11,310
                                                                       ---------
                                                                         217,045
                                                                       ---------
TECHNOLOGY SERVICES -- 8.1%
--------------------------------------------------------------------------------
Bisys Group, Inc.*                                        1,856           96,744
Idex Corp.                                                1,415           46,872
Interwoven Inc.*                                            459           30,265
Mattson Technology Inc.*                                  1,639           16,902
Mercury Interactive Corp.*                                1,301          117,415
MRV Communications Inc.*                                    725            9,697
Nuance Communications Inc.*                                 145            6,253
Oak Technology*                                           3,355           29,147
Optical Communication
   Products*                                                304            3,420
Veeco Instruments Inc.*                                     215            8,627
Western Wireless Corp.*                                   1,605           62,896
                                                                       ---------
                                                                         428,238
                                                                       ---------
TELECOMMUNICATIONS -- 3.0%
--------------------------------------------------------------------------------
Dobson Communications
   Corp.*                                                 1,155           16,892
Exar Corp.                                                1,270           39,350
Informatica Corp.*                                          845           33,430
Powertel, Inc.*                                             580           35,924
Remec Inc.*                                               3,258           31,358
                                                                       ---------
                                                                         156,954
                                                                       ---------
TRANSPORTATION -- 1.2%
--------------------------------------------------------------------------------
C H Robinson Worldwide                                    1,589           49,954
Eagle USA Airfreight Inc.*                                  572           13,692
                                                                       ---------
                                                                          63,646
                                                                       ---------
TOTAL INVESTMENTS
   (Identified Cost
    $4,889,267)                                            99.4%       5,271,042
OTHER ASSETS,
   LESS LIABILITIES                                         0.6           33,547
                                                         ------        ---------
NET ASSETS                                                100.0%      $5,304,589
                                                         ======       ==========


*Non-Income Producing

ADRs-American Depositary Receipts

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

=========================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $4,889,267)                  $5,271,042
Receivable for investment sold                                                   290,201
Dividends and interest receivable                                                    145
Receivable from Sub-Administrator                                                  9,196
----------------------------------------------------------------------------------------
  Total assets                                                                 5,570,584
----------------------------------------------------------------------------------------
LIABILITIES:
Payable to the Custodian                                                         237,784
Accrued expenses and other liabilities                                            28,211
----------------------------------------------------------------------------------------
  Total liabilities                                                              265,995
----------------------------------------------------------------------------------------
NET ASSETS for 401,826 shares of beneficial interest outstanding              $5,304,589
========================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                               $4,346,653
Unrealized appreciation of investments                                           381,775
Accumulated net realized gain on investments                                     576,161
----------------------------------------------------------------------------------------
  Total                                                                       $5,304,589
----------------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST             $13.20
========================================================================================


CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
===============================================================================
Investment Income (Note 1B):
Dividend income                                           $ 9,840
Interest income                                            28,917
--------------------------------------------------------------------------------
                                                                       $38,757
--------------------------------------------------------------------------------
EXPENSES:
Custody and fund accounting fees                          $93,500
Management fees (Note 2)                                   37,056
Transfer agent fees                                        34,989
Audit fees                                                 23,300
Legal fees                                                 14,077
Shareholder reports                                         8,498
Trustee fees                                                6,358
Miscellaneous                                               1,890
--------------------------------------------------------------------------------
  Total expenses                                          219,668
Less: aggregate amount waived by the Manager (Note 2)     (37,056)
Less: expenses assumed by the Sub-Administrator (Note 6) (138,332)
--------------------------------------------------------------------------------
  Net expenses                                                         44,280
--------------------------------------------------------------------------------
Net investment loss                                                    (5,523)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                          602,717
Unrealized depreciation from investments                  (322,020)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                         280,697
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $275,174
================================================================================

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                             YEAR ENDED
                                                             DECEMBER 31,
                                                    --------------------------
                                                        2000             1999
===============================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss                                 $   (5,523)     $  (11,378)
Net realized gain on investments                       602,717         425,218
Unrealized appreciation (depreciation)
  of investments                                      (322,020)        448,441
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                      275,174         862,281
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain on investments                      (420,933)             --
-------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST (Note 5):
Net proceeds from sale of shares                     2,063,710       1,499,089
Net asset value of shares issued to shareholders
  from reinvestment of distributions                   420,927              --
Cost of shares repurchased                            (846,670)       (554,718)
--------------------------------------------------------------------------------
Net increase in net assets
  from transactions in shares of beneficial
    interest                                         1,637,967         944,371
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                           1,492,208       1,806,652
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                  3,812,381       2,005,729
--------------------------------------------------------------------------------
End of period                                       $5,304,589      $3,812,381
================================================================================


See notes to financial statements

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                              FEBRUARY 10, 1997
                                                    YEAR ENDED                  (COMMENCEMENT
                                                   DECEMBER 31,               OF OPERATIONS) TO
                                           --------------------------------      DECEMBER 31,
                                            2000         1999        1998           1997
==========================================================================================
NET ASSET VALUE,
  beginning of period                      $13.21        $9.60       $11.21       $10.00
------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
Net investment loss                         (0.01)       (0.04)       (0.08)       (0.05)+
Net realized and unrealized
  gain (loss) on investments                 1.26         3.65        (0.42)        1.26
------------------------------------------------------------------------------------------
  Total from operations                      1.25         3.61        (0.50)        1.21
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net realized gain on investments            (1.26)       --           (1.11)          --
------------------------------------------------------------------------------------------
Net Asset Value, end of period             $13.20       $13.21        $9.60       $11.21
==========================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (000's omitted)                   $5,305       $3,812       $2,006       $3,091
Ratio of expenses to
  average net assets                        0.90%        0.90%        0.90%        0.90%*
Ratio of net investment
  loss to average net assets                (0.11)       (0.52)       (0.72)       (0.49)%*
Portfolio turnover                            86%         150%          94%         113%
Total return                                9.01%       37.60%       (3.80)       12.10%**

Note: If Agents of the Fund had not voluntarily waived a portion of their fees, and assumed Fund expenses for the periods indicated, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share              $(0.45)      $(0.68)      $(0.64)      $(0.52)+
RATIOS:
Expenses to average
  net assets                                4.45%        9.40%        5.74%        5.50%*
Net investment loss to
  average net assets                        (3.66)       (9.02)       (5.53)       (5.09)%*
===========================================================================================

*    Annualized
**   Not Annualized

+ The per share amounts were computed using a monthly average number of shares outstanding during the year. # The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period due to the timing of sales of Fund shares in relation to fluctuating market values of the investments in the Fund.

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Small Cap Growth VIP Portfolio (the "Portfolio"), a separate series of Variable Annuity Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a Massachusetts business trust. The investment manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS") acts as the Fund's sub-administrator. Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

     A. INVESTMENT SECURITY VALUATIONS -- Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

     B. INCOME -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date

     C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

     D. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     E. DISTRIBUTIONS -- Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended December 31, 2000, the Fund reclassified $5,523 from accumulated net realized gains on investments to accumulated net investment loss.

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     F. REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of the repurchase agreements underlying investments to ensure the existence of a proper level of collateral. G. Beneficial Interest-- At December 31, 2000, insurance companies or their separate accounts were the record owners of all the shares of the Fund. (See
Note 5) H. Other-- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs and has a separate Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as sub-administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The management fee paid to Citibank is accrued daily and payable monthly. The management fee is computed at an annual rate of 0.75% of the Fund's average daily net assets. The management fee paid to Citibank amounted to $37,056, all of which was voluntarily waived for the year ended December 31, 2000.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $5,299,210 and $3,861,123, respectively, for the year ended December 31, 2000.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 2000 as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $4,889,267
================================================================================
Gross unrealized appreciation                                      $1,038,252
Gross unrealized depreciation                                        (656,477)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $  381,775
================================================================================

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)




5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                 Year Ended
                                December 31,
                      -----------------------------
                           2000              1999
======================================================
Shares sold              142,602           136,874
Shares reinvested         30,217                --
Shares repurchased       (59,547)          (57,218)
------------------------------------------------------

Net increase             113,272            79,656
======================================================

Citicorp Life Insurance Co. and First Citicorp Life Insurance Co., directly and through their separate accounts, own 100% of the Fund.

6. ASSUMPTION OF EXPENSES CFBDS has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the year ended December 31, 2000, which amounted to $138,332, to maintain a voluntary expense limitation of 0.90% of average daily net assets. This voluntary expense limitation may be discontinued at any time.

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
INDEPENDENT AUDITORS' REPORT


To the Trustees of Variable Annuity Portfolios and the Shareholders of CitiFunds Small Cap Growth VIP Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CitiFunds Small Cap Growth VIP Portfolio (one of the funds constituting Variable Annuity Portfolios, the "Fund") at December 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Boston, Massachusetts
February 2, 2001




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